------------------------------
                      UNITED STATES               |OMB APPROVAL                |
             SECURITIES AND EXCHANGE COMMISSION   |OMB Number:    3235 - 0570  |
                 Washington, D.C. 20549           |Expires:    April 30, 2008  |
                                                  |Estimated average burden    |
                                                  |hours per response... 19.4  |
                                                  ------------------------------

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  March 31, 2007
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (01-05)

Item 1. Baron Investment Fund Trust Semi-Annual Financial Report for the period ended March 31, 2007.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

Baron Funds
--------------------------------------------------------------------------------
March 31, 2007
--------------------------------------------------------------------------------
Baron Asset Fund
---------------------------------------
Performance                           2
Top 10 Holdings                       3
Top Ten Industry Groups               3
Discussion of Fund Performance        3
---------------------------------------
Baron Growth Fund
---------------------------------------
Performance                           4
Top 10 Holdings                       5
Top Ten Industry Groups               5
Discussion of Fund Performance        5
---------------------------------------
Baron Small Cap Growth
---------------------------------------
Performance                           6
Top 10 Holdings                       7
Top Ten Industry Groups               7
Discussion of Fund Performance        7
---------------------------------------
Baron iOpportunity Fund
---------------------------------------
Performance                           8
Top 10 Holdings                       9
Top Ten Industry Groups               9
Discussion of Fund Performance        9
---------------------------------------
Baron Fifth Avenue Growth Fund
---------------------------------------
Performance                          10
Top 10 Holdings                      11
Top Ten Industry Groups              11
Discussion of Fund Performance       11
---------------------------------------
Fund Expenses                        12
---------------------------------------
Financial Statements
---------------------------------------
Statements of Net Assets             13
Statements of Assets and Liabilities 22
Statements of Operations             23
Statements of Changes in Net
 Assets                              24
Notes to Financial Statements        25
---------------------------------------
Disclosure Regarding Approval of
Investment Advisory Contracts        34
---------------------------------------

767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99. BARON
BaronFunds.com

SEMI-ANNUAL
FINANCIAL REPORT
--------------------------------------------------------------------------------
Dear Baron Funds Shareholder:

In this report you will find the unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund for the six months ended March 31, 2007. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron                       /s/ Linda S. Martinson                 /s/ Peggy Wong

Ronald Baron                           Linda S. Martinson                     Peggy Wong
Chief Executive Officer and Chief      President, Chief Operating Officer     Treasurer and Chief
Investment Officer                     and General Counsel May 25, 2007       Financial Officer
May 25, 2007                                                                  May 25, 2007

--------
This Semi Annual Financial Report is for the Baron Investment Funds Trust which currently has five series: the Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund series. If you are interested in the Baron Select Funds which contains the Baron Partners Fund series, please visit the Funds' website www.BaronFunds.com or contact us at 1-800-99-BARON.

A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form N-PX, is also available on the Funds' website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Funds' Forms N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766. Schedules of Portfolio Holdings current to the most recent quarter are also available at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

PAST   PERFORMANCE  IS  NO  GUARANTEE  OF  FUTURE  RESULTS.   The
investment  return  and  principal  value of an  investment  will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original  cost. For more complete  information  [REGISTERED
about Baron Funds, including charges and expenses,  call or write   CASTLE
for a  prospectus.  Read it  carefully  before you invest or send   LOGO]
money.  This report is not authorized for use as an offer of sale
or a solicitation of an offer to buy shares of Baron Funds unless   B A R O N
accompanied or preceded by the Funds' current prospectus.           F U N D S(r)

  Baron Asset Fund
--------------------------------------------------------------------------------



-----------------------------------------
  Baron Asset Fund
-----------------------------------------
  Performance                   2
  Top 10 Holdings               3
  Top Ten Industry Groups       3
  Discussion of Fund
  Performance                   3
-----------------------------------------
  Ticker Symbol: BARAX
-----------------------------------------


         [REGISTERED CASTLE LOGO]
                B A R O N
                F U N D S(r)

              1.800.99.BARON
            www.BaronFunds.com

--------------------------------------------------------------------------------

             COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON ASSET FUND(1),(2),(3) IN RELATION TO THE S&P 500(2),
                   and the Russell MidCap Growth(2) Indexes

                                    [LINE GRAPH]

                Baron          Russell          S&P
             Asset Fund    Midcap Growth        500
             ----------    -------------      -------
06/12/87     $ 10,000         $10,000         $10,000
09/30/87       11,950          11,082          10,866
09/30/88       13,234           9,486           9,519
09/30/89       18,521          12,477          12,655
09/30/90       12,838          10,483          11,480
09/30/91       17,760          15,608          15,055
09/30/92       19,484          17,048          16,718
09/30/93       26,595          20,497          18,890
09/30/94       28,728          20,994          19,583
09/30/95       38,003          27,222          25,402
09/30/96       46,098          31,667          30,566
09/30/97       61,656          41,054          42,925
09/30/98       51,946          37,208          46,799
09/30/99       67,092          51,046          59,801
09/30/00       82,418          81,864          67,730
09/30/01       56,741          39,485          49,680
09/30/02       55,301          33,365          39,501
09/30/03       64,210          46,341          49,125
09/30/04       76,779          52,679          55,924
09/30/05       96,135          65,045          62,786
09/30/06      107,231          69,619          69,547
03/31/07      118,502          77,402          74,703

Information Presented by Fiscal Year as of September 30 and for the Six Months ended March 31, 2007




                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED MARCH 31, 2007

                                   Six Months                                              Since Inception
                                (Not Annualized) One Year Three Years Five Years Ten Years (June 12, 1987)
----------------------------------------------------------------------------------------------------------
Baron Asset Fund(1),(2),(3)          10.51%        7.89%     16.13%     10.14%     10.05%       13.30%
S&P 500(1),(2)                        7.41%       11.82%     10.06%      6.26%      8.19%       10.69%
Russell MidCap Growth(1),(2)         11.18%        6.90%     12.41%      9.45%      9.44%       10.89%
Russell 2000(1),(2)                  11.02%        5.91%     12.00%     10.95%     10.23%       10.03%
Russell 2500(1),(2)                  12.56%        8.23%     13.26%     12.15%     12.03%       11.82%

--------

(1) The Adviser believes that the Russell 2000 and the Russell 2500 are no longer appropriate comparison indexes for the Fund. The Russell 2000 measures the performance of small companies and the Russell 2500 of small to mid-sized companies. Prior to February 15, 2007, the Fund's strategy was to invest in small- and mid-sized growth companies. Since then, the Fund's investment strategy has shifted to mid-sized companies. The Adviser believes that the Russell MidCap Growth is more representative of the Fund's current investment objective. We will continue to provide the comparison to the smaller cap indexes for a one-year period.

(2) The Russell MidCap Growth and the S&P 500 are unmanaged indexes. The Russell MidCap Growth measures the performance of those Russell MidCap mid-sized companies that are classified as growth and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2500, the Russell MidCap Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(3) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

  March 31, 2007                                                Baron Asset Fund
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                              AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

              ---------------------------------------------------
                                                         % of Net
                                                          Assets
              ---------------------------------------------------
              Wynn Resorts, Ltd.                           4.5%
              Vail Resorts, Inc.                           4.1%
              Charles Schwab Corp.                         4.0%
              Chicago Mercantile Exchange Holdings, Inc.   3.4%
              ChoicePoint, Inc.                            3.4%
              Alexander's, Inc.                            3.2%
              XTO Energy, Inc.                             2.7%
              Polo Ralph Lauren Corp., Cl A                2.3%
              Manor Care, Inc.                             2.2%
              Arch Capital Group, Ltd.                     2.0%
              ---------------------------------------------------
                                                          31.8%
              ---------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

                                    [PIE CHART]

Recreation and Resorts                        11.2%
Business Services                              9.3%
Financial Services - Brokerage & Exchanges     8.7%
Energy Services                                6.9%
Healthcare Services                            5.6%
Financial Services - Asset Management          5.3%
Real Estate - REITs                            4.9%
Financial Services - Insurance                 4.2%
Healthcare Facilities                          3.9%
Real Estate                                    3.5%
Other                                         31.7%
Cash and Cash Equivalents                      4.8%

Baron Asset Fund performed well for the six-month period ended March 31, 2007, gaining 10.51%. These results are in-line with the returns of the Fund's comparative indexes. The Russell Midcap gained 12.38% and the Russell Midcap Growth gained 11.18% for the six months ended March 31, 2007. The Fund's results are in-line with those of its mid-cap peers. According to Morningstar(1), its mid-cap growth category (consisting of 1,025 funds at March 31, 2007) gained 11.22% for the six-months ended March 31, 2007.

Baron Asset Fund outperformed its Morningstar peer group of mid-cap growth funds for the one-, three-, five- and ten-year periods ended March 31, 2007. For the one-year ended March 31, 2007, the Fund gained 7.89% per year versus 4.10% per year for its mid-cap growth peers (consisting of 991 funds at March 31, 2007). For the three years ended March 31, 2007, the Fund gained 16.13% per year as compared to 10.74% per year for the Morningstar mid-cap growth category (consisting of 829 funds at March 31, 2007). For the five years ended March 31, 2007, the Fund gained 10.14% per year as compared to 7.65% per year for the Morningstar mid-cap growth category (consisting of 679 funds at March 31, 2007). For the ten years ended March 31, 2007, the Fund gained 10.05% per year as compared to 9.47% per year for the Morningstar mid-cap growth category (consisting of 274 funds at March 31, 2007).

Baron Asset Fund invests in medium-sized growth companies for the long-term while using value-oriented purchase and sell disciplines(2). The Fund purchases companies that the Adviser believes have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends, led by strong management. The Adviser continues its strategy of further diversifying the Fund's investment portfolio by adding what we believe to be well-financed, well-managed mid-cap growth businesses. We rely on our research team to determine what these businesses might earn in four years, and we purchase these securities at valuations that we believe will allow for their share price to double within four years.

The Fund's best performing industry was Recreation and Resorts. Wynn Resorts' stock performed exceptionally well as investors remained excited by the September 2006 opening of its $1.2 billion hotel and casino in Macau. The Fund's performance was also strong in the Energy Services and Real Estate-REITs industries.

The Fund was negatively impacted by the Retail-Consumer Staples industry. Whole Foods Market, the only security in the Retail-Consumer Staples industry, performed poorly after the company reported a slowdown in same-store sales. The company attributed the slow down at least in part to increasing competition from other supermarket chains entering the organic food sector more aggressively. The Fund was also negatively impacted by its holdings in the Consulting and Distribution sectors.

The Adviser expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have the ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. We expect the Fund will remain diversified not only by industry and investment theme, but also by external factors we believe could affect company performance. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above-average rates of return while keeping an attractive risk profile.
---------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.
(2) Prior to February 15, 2007, the Fund's strategy was also to invest in small- and mid-sized growth companies.

  Baron Growth Fund
--------------------------------------------------------------------------------



-----------------------------------------
  Baron Growth Fund
-----------------------------------------
  Performance                   4
  Top 10 Holdings               5
  Top Ten Industry Groups       5
  Discussion of Fund
  Performance                   5
-----------------------------------------
  Ticker Symbol: BGRFX
-----------------------------------------


          [REGISTERED CASTLE LOGO]
                 B A R O N
                 F U N D S(r)

               1.800.99.BARON
             www.BaronFunds.com

--------------------------------------------------------------------------------

    COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON GROWTH
     FUND(1),(2) IN RELATION TO THE RUSSELL 2000(1), THE RUSSELL 2000
                   GROWTH(1) AND THE S&P 500(1) Indexes

                                    [LINE GRAPH]

                                                  Russell 2000
            Baron Growth Fund    Russell 2000        Growth          S&P 500
            -----------------    ------------     ------------      ----------
12/31/94        $10,000             $10,000         $10,000          $10,000
09/30/95         14,770              12,573          12,913           12,974
09/30/96         18,575              14,224          14,542           15,611
09/30/97         25,469              18,945          17,938           21,924
09/30/98         20,855              15,342          13,483           23,903
09/30/99         29,868              18,268          17,882           30,543
09/30/00         35,431              22,541          23,187           34,593
09/30/01         33,286              17,760          13,313           25,374
09/30/02         34,956              16,108          10,895           20,175
09/30/03         42,333              21,988          15,441           25,090
09/30/04         50,463              26,115          17,282           28,563
09/30/05         59,591              30,803          20,387           32,068
09/30/06         63,976              33,860          21,586           35,521
03/31/07         72,991              37,592          24,060           38,155

Information Presented by Fiscal Year as of September 30 and for Six Months ended March 31, 2007




                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED MARCH 31, 2007

                               Six Months                                                Since Inception
                            (Not Annualized) One Year Three Years Five Years Ten Years (December 31, 1994)
----------------------------------------------------------------------------------------------------------
Baron Growth Fund(1),(2)         14.09%        6.70%     13.98%     11.92%     14.41%         17.62%
Russell 2000(1)                  11.02%        5.91%     12.00%     10.95%     10.23%         11.42%
Russell 2000 Growth(1)           11.46%        1.56%      9.41%      7.88%      6.31%          7.43%
S&P 500(1)                        7.41%       11.82%     10.06%      6.26%      8.19%         11.55%

--------

(1) The Russell 2000, the Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies; the Russell 2000 Growth measures the performance of 2000 small growth companies; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2000 Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

  March 31, 2007                                               Baron Growth Fund
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)
                     -------------------------------------
                                                  % of Net
                                                   Assets
                     -------------------------------------
                     CB Richard Ellis Group, Inc.   2.6%
                     Wynn Resorts, Ltd.             2.4%
                     Station Casinos, Inc.          2.3%
                     Dick's Sporting Goods, Inc.    2.2%
                     Four Seasons Hotels, Inc.      2.2%
                     Jefferies Group, Inc.          2.1%
                     J. Crew Group, Inc.            1.8%
                     Arch Capital Group, Ltd.       1.7%
                     WellCare Health Plans, Inc.    1.7%
                     DeVry, Inc.                    1.7%
                     -------------------------------------
                                                   20.7%
                     -------------------------------------


                            TOP TEN INDUSTRY GROUPS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

                                  [PIE CHART]

Recreation & Resorts                         11.2%
Retail - Specialty Stores                     9.9%
Energy Services                               6.1%
Healthcare Services                           5.2%
Financial Services - Banking                  4.9%
Financial Services - Brokerage & Exchanges    4.4%
Healthcare Facilities                         3.5%
Real Estate                                   3.4%
Restaurants                                   3.3%
Healthcare Services - Insurance               3.3%
Other                                        38.0%
Cash and Cash Equivalents                     6.8%

Baron Growth Fund performed well for the six-months ended March 31, 2007 in absolute terms and compared to its small-cap growth peers and comparative indexes. For the six-months ended March 31, 2007, the Fund gained 14.09%, the Russell 2000 gained 11.02% and the S&P 500 gained 7.41%. According to Morningstar(1), its small cap growth category (consisting of 806 funds at March 31, 2007) gained 11.16% for the six-months ended March 31, 2007. According to Morningstar, the Fund has significantly outperformed its small-cap growth peers for the one-, three-, five- and ten-year periods ending March 31, 2007. For the one-year period ended March 31, 2007, the Fund was up 6.70% per year versus 1.14% per year for its small-cap growth category peers (consisting of 758 mutual funds at March 31, 2007). For the three-year period ended March 31, 2007, the Fund was up 13.98% per year versus 9.04% per year for its small-cap growth category peers (consisting of 621 mutual funds at March 31, 2007). For the five-year period ended March 31, 2007, the Fund was up 11.92% per year versus 7.26% per year for its small-cap growth category peers (consisting of 513 mutual funds at March 31, 2007). For the ten-year period ended March 31, 2007, the Fund was up 14.41% per year versus 9.50% for its small-cap growth category peers (consisting of 220 mutual funds at March 31, 2007).

Baron Growth Fund is a long-term investor in small-sized growth companies. The Adviser, through its own independent research of companies, utilizes an investment approach that it believes allows it to look beyond the current market environment and develop conviction in the potential profitability of a business, and therefore its value in the future. We rely on our research team to determine what these businesses may earn in four and five years. We purchase securities that the Adviser believes will double in value within four years and double again in the following four or five years. The Fund invests in businesses the Adviser believes have long-term sustainable competitive advantages that can be purchased at what we believe are attractive prices.

The Fund's best performing industry was Recreation and Resorts. Wynn Resorts' stock performed exceptionally well as investors remained excited by the September 2006 opening of its $1.2 billion hotel and casino in Macau. The Fund also performed well with its Health Services-Insurance, Retail-Specialty Stores, and Energy Services investments.

The Fund was negatively impacted by its holdings in the Chemical, Gaming Services, and Distribution sectors.

The Adviser intends to continue to invest in small businesses that we believe have the potential to grow substantially in the years ahead.

---------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

   Baron Small Cap Fund
--------------------------------------------------------------------------------



-----------------------------------------
   Baron Small Cap Fund
-----------------------------------------
   Performance                   6
   Top 10 Holdings               7
   Top Ten Industry Groups       7
   Discussion of Fund
   Performance                   7
-----------------------------------------
   Ticker Symbol: BSCFX
-----------------------------------------


        [REGISTERED CASTLE LOGO]
                B A R O N
                F U N D S(r)

             1.800.99.BARON
           www.BaronFunds.com

--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
IN BARON SMALL CAP FUND(1),(2) IN RELATION TO THE RUSSELL 2000(1), RUSSELL
                 2000 GROWTH(1) AND THE S&P 500(1) Indexes

                                  [LINE GRAPH]

                                                     Russell 2000
             Baron Small Cap Fund    Russell 2000       Growth          S&P 500
             --------------------    ------------    ------------      ---------
09/30/97           $10,000             $10,000         $10,000          $10,000
09/30/98             8,610               8,098           7,517           10,902
09/30/99            13,370               9,643           9,969           13,931
09/30/00            16,050              11,898          12,926           15,779
09/30/01            13,027               9,375           7,422           11,573
09/30/02            14,095               8,503           6,074            9,202
09/30/03            18,210              11,606           8,608           11,444
09/30/04            20,236              13,785           9,634           13,028
09/30/05            25,003              16,260          11,365           14,627
09/30/06            26,385              17,873          12,034           16,202
03/31/07            30,096              19,843          13,413           17,403

Information Presented by Fiscal Year as of September 30 and for the Six Months ended March 31, 2007




                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED MARCH 31, 2007

                                  Six Months                                      Since Inception
                               (Not Annualized) One Year Three Years Five Years (September 30, 1997)
----------------------------------------------------------------------------------------------------
Baron Small Cap Fund(1),(2)         14.07%        4.34%     12.75%     12.07%          12.30%
Russell 2000(1)                     11.02%        5.91%     12.00%     10.95%           7.48%
Russell 2000 Growth(1)              11.46%        1.56%      9.41%      7.88%           3.14%
S&P 500(1)                           7.41%       11.82%     10.06%      6.26%           6.01%

--------

(1) The Russell 2000, the Russell 2000 Growth and the S&P 500 are unmanaged indexes. The Russell 2000 measures the performance of 2000 small companies; the Russell 2000 Growth measures the performance of 2000 small growth companies; and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The Russell 2000, the Russell 2000 Growth, the S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

  March 31, 2007                                            Baron Small Cap Fund
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)
                 ---------------------------------------------
                                                      % of Net
                                                       Assets
                 ---------------------------------------------
                 CB Richard Ellis Group, Inc.           2.6%
                 SBA Communications, Corp., Cl A        2.5%
                 Gaylord Entertainment Co.              2.2%
                 Wynn Resorts, Ltd.                     2.1%
                 American Tower Corp., Cl A             2.1%
                 SunPower Corp., Cl A                   2.0%
                 FLIR Systems, Inc.                     1.9%
                 Brookdale Senior Living, Inc.          1.9%
                 Eagle Materials, Inc.                  1.9%
                 United Surgical Partners Intl., Inc.   1.9%
                 ---------------------------------------------
                                                       21.1%
                 ---------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

                                  [PIE CHART]

Recreation & Resorts           8.9%
Retail - Specialty Stores      6.7%
Communications                 5.5%
Medical Equipment              4.9%
Transportation                 4.8%
Government Services            4.8%
Restaurants                    4.7%
Manufacturing                  4.3%
Energy Services                4.3%
Healthcare Facilities          3.8%
Other                         45.1%
Cash and Cash Equivalents      2.2%

Baron Small Cap Fund performed well for the six-month period ended March 31, 2007 in both absolute terms and when compared to its small-cap growth peers and comparative indexes. For the six-months ended March 31, 2007, the Fund gained 14.07%, the Russell 2000, gained 11.02% and the S&P 500 gained 7.41%. According to Morningstar(1), its small-cap growth category (consisting of 806 funds at March 31, 2007) gained 11.16% for the six-months ended March 31, 2007. According to Morningstar, the Fund has significantly outperformed its small-cap growth peers in the one-, three- and five-year periods ending March 31, 2007. For the one-year period ended March 31, 2007, the Fund was up 4.34% per year versus 1.14% per year for its small-cap growth category peers (consisting of 758 mutual funds at March 31, 2007). For the three-year period ended March 31, 2007, the Fund was up 12.75% per year versus 9.04% per year for its small-cap growth category peers (consisting of 621 mutual funds at March 31, 2007). For the five-year period ended March 31, 2007, the Fund was up 12.07% per year versus 7.26% for its small-cap growth category peers (consisting of 513 mutual funds at March 31, 2007).

Baron Small Cap Fund invests in small-cap growth companies. The Fund is a long-term investor in what we believe are well run small-cap growth businesses that can be purchased at prices that we believe represent a significant discount to our assessment of true value. We rely on our research team to determine what these businesses might earn in two years, and we attempt to purchase these businesses at valuations that allow their share price to increase 50% within two years.

The Fund's best performing industry was Recreation and Resorts. Wynn Resorts' stock performed exceptionally well as investors remained excited by the September 2006 opening of its $1.2 billion hotel and casino in Macau. The Fund also performed well with its Transportation, Medical Equipment, Government Services, and Manufacturing investments.

The Fund was negatively impacted by the Distribution industry. Pool Corporation, the largest wholesale distributor of pool and related backyard products in the U.S., and Beacon Roofing Supply, the third largest roofing materials distributor in the U.S., both performed poorly for the period as residential new construction has slowed considerably in the last six months. The Fund was also negatively impacted by its holdings in the Healthcare Services and Leisure sectors.

Baron Small Cap's investments fall into three categories: Growth Stocks, Fallen Angels and Special Situations. The Adviser intends to continue to invest in "Growth Stocks" that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. "Fallen Angels" are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. "Special Situations" include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.



---------------
(1) The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

   Baron iOpportunity Fund
--------------------------------------------------------------------------------



-----------------------------------------
   Baron iOpportunity Fund
-----------------------------------------
   Performance                   8
   Top 10 Holdings               9
   Top Ten Industry Groups       9
   Discussion of Fund
   Performance                   9
-----------------------------------------
   Ticker Symbol: BIOPX
-----------------------------------------


           [REGISTERED CASTLE LOGO]
                  B A R O N
                  F U N D S(r)

               1.800.99.BARON
             www.BaronFunds.com

--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON iOPPORTUNITY FUND(1),(2) IN RELATION TO THE
                S&P 500(1) and NASDAQ Composite(1) Indexes

                                [LINE GRAPH]

             Baron iOpportunity Fund     NASDAQ Composite     S&P 500
             -----------------------     ----------------     -------
2/29/00              $10,000                  $10,000         $10,000
9/30/00                8,760                   7,820           10,582
9/30/01                4,105                   3,191            7,760
9/30/02                3,643                   2,496            6,173
9/30/03                6,503                   3,805            7,673
9/30/04                7,607                   4,039            8,737
9/30/05                9,193                   4,581            9,809
9/30/06               10,086                   4,808           10,865
3/31/07               11,531                   5,156           11,671

Information Presented by Fiscal Year as of September 30 and for Six Months ended March 31, 2007



                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED MARCH 31, 2007

                                     Six Months                                      Since Inception
                                  (Not Annualized) One Year Three Years Five Years (February 29, 2000)
------------------------------------------------------------------------------------------------------
Baron iOpportunity Fund(1),(2)         14.33%       10.06%     12.64%     15.92%           2.03%
NASDAQ Composite(1)                     7.23%        3.50%      6.69%      5.59%          (8.93%)
S&P 500(1)                              7.41%       11.82%     10.06%      6.26%           2.21%

--------

(1) The NASDAQ Composite and the S&P 500 are unmanaged indexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ and the S&P 500 measures the performance of larger-cap equities in the stock market in general. The NASDAQ Composite is without dividends. The S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance data also does not reflect the imposition of a short-term trading fee of 1% on redemptions of the Fund shares held for less than six months.

  March 31, 2007                                         Baron iOpportunity Fund
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)
              ---------------------------------------------------
                                                         % of Net
                                                          Assets
              ---------------------------------------------------
              Apple, Inc.                                  3.8%
              Equinix, Inc.                                3.7%
              Charles Schwab Corp.                         3.6%
              Google, Inc., Cl A                           3.2%
              Chicago Mercantile Exchange Holdings, Inc.   3.1%
              Research in Motion, Ltd.                     2.9%
              Monster Worldwide, Inc.                      2.9%
              E*TRADE Financial Corp.                      2.8%
              Comcast Corp., Cl A                          2.8%
              Electronic Arts, Inc.                        2.6%
              ---------------------------------------------------
                                                          31.4%
              ---------------------------------------------------


                            TOP TEN INDUSTRY GROUPS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

                                    [PIE CHART]

Communications                                     16.6%
Financial Services - Brokerage & Exchanges         12.9%
Media                                              12.0%
Advertising Services                                8.4%
Business Services                                   7.7%
Communications Equipment                            4.9%
Consumer Services                                   4.5%
Real Estate                                         4.2%
Leisure                                             3.9%
Computer Technology                                 3.8%
Other                                              12.2%
Cash and Cash Equivalents                           8.9%

Baron iOpportunity Fund's performance was strong for the six-months ended March 31, 2007, gaining 14.33%. The Fund's relative indexes, the S&P 500 and NASDAQ Composite, gained 7.41% and 7.23%, respectively. According to Morningstar(1), an average fund in the mid-cap growth category, which includes the Fund (consisting of 1,025 funds at March 31, 2007) gained 11.22% for the six-months ended March 31, 2007.

Baron iOpportunity Fund outperformed the Morningstar peer group of mid-cap growth funds for the three years ending March 31, 2007, and significantly outperformed the peer group for the one- and five-year periods ended March 31, 2007. For the one-year period ended March 31, 2007, the Fund gained 10.06% per year as compared to 4.10% per year for the

Morningstar mid-cap growth category (consisting of 991 funds at March 31, 2007). For the three-year period ended March 31, 2007, the Fund gained 12.64% per year as compared to 10.74% per year for the Morningstar mid-cap growth category (consisting of 829 funds at March 31, 2007). For the five-year period ended March 31, 2007, the Fund gained 15.92% per year as compared to 7.65% per year for the Morningstar mid-cap growth category (consisting of 679 funds at March 31, 2007).

Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that we believe have significant long-term information technology opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. We further believe that many Internet businesses are at an early stage of development and that most Internet opportunities have yet to be discerned.

The Fund's best performing industry was Communications. Two top performers were our network-neutral data center operators, Equinix and Terremark Worldwide. Equinix and Terremark each own and operate state-of-the-art data centers that act as on-ramps to the Internet and provide safe and secure environments for their customers to power and cool their information-technology infrastructure. Due, we believe, to the continued strong adoption of digital media, the on-going shift to Internet-delivered software applications, and the significant demand for facilities that can deliver enough power and cooling to run current generation IT equipment, Equinix and Terremark continued to experience robust growth. The Fund's performance was also strong in the Business Services, Communication Equipment, Media, and Consumer Services industries.

The Fund was negatively impacted by the Energy Services industry due to the poor performance of Medis Technologies. According to our research, Medis is the only company in the world to have developed portable, micro fuel cells that can be used to charge a variety of handheld consumer electronic devices, including cell phones, PDA's, Blackberry's, iPods, and digital cameras. With the physical limitations of lithium ion batteries coupled with the growing need for power demanded by today's feature rich handheld devices, we believe Medis' products will fill a significant void in the market. The Fund was also negatively affected by its holdings in the Financial Services-Brokerage & Exchanges, Retail-Specialty Stores, and Enterprise Hardware sectors.

The Adviser expects to continue to invest in both Internet-related businesses, as well as established companies that we believe have significant and scalable information technology growth opportunities. We believe the Fund distinguishes itself from other Internet funds because of its value orientation and industry diversification.
---------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

  Baron Fifth Avenue Growth Fund
--------------------------------------------------------------------------------



-------------------------------------------------
  Baron Fifth Avenue Growth Fund
-------------------------------------------------
  Performance                      10
  Top 10 Holdings                  11
  Top Ten Industry Groups          11
  Discussion of Fund
  Performance                      11
-------------------------------------------------
  Ticker Symbol: BFTHX
-------------------------------------------------


          [REGISTERED CASTLE LOGO]
                 B A R O N
                 F U N D S(r)

               1.800.99.BARON
             www.BaronFunds.com

--------------------------------------------------------------------------------

            COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
 IN BARON FIFTH AVENUE GROWTH FUND(1),(2) IN RELATION TO THE S&P 500(1) INDEX

                                [LINE GRAPH]

               Baron Fifth Avenue Growth Fund        S&P 500
               ------------------------------        -------
4/30/04               $10,000                      $10,000
9/30/04                 9,890                       10,131
9/30/05                11,560                       11,380
9/30/06                12,220                       12,605
3/31/07                13,240                       13,540

Information Presented by Fiscal Year as of September 30 and for the Six Months ended March 31, 2007




                         AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED MARCH 31, 2007

                                            Six Months             Since Inception
                                         (Not Annualized) One Year (April 30, 2004)
-----------------------------------------------------------------------------------
Baron Fifth Avenue Growth Fund(1),(2)          8.35%        6.86%       10.10%
S&P 500(1)                                     7.41%       11.82%       10.95%

--------

(1) The S&P 500 is an unmanaged index that measures the performance of larger-cap equities in the stock market in general. The S&P 500 and the Fund are with dividends, the inclusion of which positively impacts their performance results.

(2) Past performance is not predictive of future performance. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

  March 31, 2007                                  Baron Fifth Avenue Growth Fund
--------------------------------------------------------------------------------

                                TOP 10 HOLDINGS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)
                   -----------------------------------------
                                                    % of Net
                                                     Assets
                   -----------------------------------------
                   The Procter & Gamble Co.           4.2%
                   Microsoft Corp.                    3.6%
                   Federated Department Store, Inc.   3.5%
                   Diageo Plc                         3.4%
                   American Express Co.               3.4%
                   AllianceBernstein Holding L.P.     3.3%
                   Comcast Corp., Cl A                3.0%
                   PepsiCo, Inc.                      3.0%
                   Las Vegas Sands Corp.              2.9%
                   WellPoint, Inc.                    2.8%
                   -----------------------------------------
                                                     33.1%
                   -----------------------------------------


                            TOP TEN INDUSTRY GROUPS
                             AS OF MARCH 31, 2007
                        (AS A PERCENTAGE OF NET ASSETS)

                                 [PIE CHART]

Consumer Products                              12.6%
Media                                          10.7%
Retail - Consumer Staples                       8.5%
Financial Services - Brokerage & Exchanges      8.2%
Recreation & Resorts                            6.6%
Retail - Specialty Stores                       6.4%
Healthcare Services - Insurance                 5.6%
Computer Technology                             5.4%
Energy Services                                 5.1%
Financial Services - Asset Management           4.4%
Other                                          22.1%
Cash and Cash Equivalents                       4.4%



Baron Fifth Avenue Growth Fund gained 8.35% for the six-months ended March 31, 2007. The Fund's relative index, the S&P 500, returned 7.41% during the same period. Baron Fifth Avenue Growth Fund outperformed its Morningstar(1) peer group of large-cap growth funds for the six-month and one-year periods ended March 31, 2007. According to Morningstar, the large-cap growth category (consisting of 1,712 funds at March 31, 2007) gained 6.93% in the six-months ended March 31, 2007. For the one-year period ended March 31, 2007, the Fund gained 6.86% per year as compared to 4.46% per year for the Morningstar large-cap growth category (consisting of 1,678 funds at March 31, 2007).

Baron Fifth Avenue Growth Fund focuses on the long-term fundamental prospects of the businesses in which it invests. This contrasts with other investors' focus on historical operating results or current earnings expectations. Baron believes that historical results and the outlook for near-term earnings are often not indicative of superior longer-term prospects that can be identified through research efforts. The Adviser believes it can gain an investment advantage through its independent and exhaustive research of businesses. The Fund attempts to purchase what the Adviser believes are great large-cap companies with exciting prospects at attractive prices when we think prospects are misunderstood, markets react to short-term events, or experts are wrong.

The Fund's best performing industry was Recreation and Resorts. Wynn Resorts' stock performed exceptionally well as investors remained excited by the September 2006 opening of its $1.2 billion hotel and casino in Macau. The Fund's performance was also strong in the Retail -- Specialty Stores and Media industries.

The Fund's performance was negatively impacted by the Healthcare Services industry. Caremark performed poorly after the company announced its agreement to merge with CVS. Caremark's decision to "sell" the company at almost no premium seemed to indicate a lack of confidence by management in the company's future growth prospects. We were not convinced by the company's strategic rationale for the transaction and sold Caremark out the Fund. The Fund was also negatively impacted by the Pharmaceutical industry.

The Adviser intends to invest in what we believe are some of the best companies in America. The Fund is positioned, in our view, in blue chip, best-of-breed growth companies with a strong emphasis on quality to reduce risk. We believe the key to long-term stock appreciation is consistent earnings growth. We invest in those companies that are market share leaders who dominate their industry, companies with strong franchises and a strong brand name avoiding fads, in our view, and other short-term, unsustainable trends. We target companies that are the low-cost operators in their industry with, in our view, high barriers to entry. We also try to invest in growth companies that are positioned in industries that are themselves growing as opposed to industries that are stagnant or structurally challenged.


---------------
(1) The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

  Baron Funds
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on October 1, 2006 and held for six months ended March 31, 2007.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2007(1)

                               Actual    Beginning        Ending     Annualized    Expenses
                               Total   Account Value  Account Value   Expense    Paid During
                               Return October 1, 2006 March 31, 2007   Ratios   the Period(2)
                               ------ --------------- -------------- ---------- --------------
Baron Asset Fund               10.51%    $1,000.00      $1,105.08      1.35%        $7.09
Baron Growth Fund              14.09%     1,000.00       1,140.95      1.31%         6.99
Baron Small Cap Fund           14.07%     1,000.00       1,140.69      1.31%         6.99
Baron iOpportunity Fund        14.33%     1,000.00       1,143.28      1.42%         7.59
Baron Fifth Avenue Growth Fund  8.35%     1,000.00       1,083.47      1.36%         7.06

--------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2007

                               Hypothetical    Beginning        Ending     Annualized    Expenses
                                Annualized   Account Value  Account Value   Expense    Paid During
                               Total Return October 1, 2006 March 31, 2007   Ratios   the Period/(2)/
                               ------------ --------------- -------------- ---------- --------------
Baron Asset Fund                  5.00%        $1,000.00      $1,018.20      1.35%        $6.79
Baron Growth Fund                 5.00%         1,000.00       1,018.40      1.31%         6.59
Baron Small Cap Fund              5.00%         1,000.00       1,018.40      1.31%         6.59
Baron iOpportunity Fund           5.00%         1,000.00       1,017.85      1.42%         7.14
Baron Fifth Avenue Growth Fund    5.00%         1,000.00       1,018.15      1.36%         6.84

--------
(1) Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 365.

                                                                Baron Asset Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

    Shares                                            Cost          Value
 --------- ------------------------------------- -------------- --------------
 Common Stocks (94.88%)
 -----------------------------------------------------------------------------
           Apparel (2.32%)
 1,050,000 Polo Ralph Lauren Corp., Cl A         $   22,642,344 $   92,557,500

           Business Services (9.29%)
 1,850,000 Brown & Brown, Inc.                       42,447,904     50,042,500
 3,600,000 ChoicePoint, Inc.(1)(3)                   40,136,347    134,748,000
   450,000 FactSet Research Systems, Inc.            24,919,426     28,282,500
 2,900,000 Iron Mountain, Inc.(1)                    63,076,798     75,777,000
 1,150,000 Robert Half Intl., Inc.                    1,202,006     42,561,500
   650,000 SEI Investments Co.                       24,895,335     39,149,500
                                                 -------------- --------------
                                                    196,677,816    370,561,000

           Consulting (1.20%)
   400,000 Corporate Executive Board Co.             36,430,789     30,384,000
   280,000 Moody's Corp.                              7,256,123     17,376,800
                                                 -------------- --------------
                                                     43,686,912     47,760,800

           Consumer Products (0.58%)
   650,000 Bare Escentuals, Inc.(1)                  22,467,703     23,315,500

           Distribution (1.90%)
 1,300,000 Fastenal Co.                              52,781,214     45,565,000
   850,000 Pool Corp.                                36,909,946     30,430,000
                                                 -------------- --------------
                                                     89,691,160     75,995,000

           Education (0.94%)
 1,275,000 DeVry, Inc.                                7,614,587     37,421,250

           Energy Services (6.87%)
   900,000 Covanta Holding Corp.(1)                  21,110,824     19,962,000
 1,200,000 Helmerich & Payne, Inc.                   38,464,161     36,408,000
   325,000 Petroplus Holdings AG(1)(4)               20,276,368     23,132,135
   500,000 SEACOR Holdings, Inc.(1)                  14,322,278     49,200,000
   550,000 SunPower Corp., Cl A(1)(7)                23,223,259     25,025,000
   200,000 Ultra Petroleum Corp.(1)                   4,847,419     10,626,000
 2,000,000 XTO Energy, Inc.                          13,602,027    109,620,000
                                                 -------------- --------------
                                                    135,846,336    273,973,135

           Financial Services -- Asset
            Management (5.33%)
   600,000 AllianceBernstein Holding L.P.            26,965,809     53,100,000
 1,775,000 Eaton Vance Corp.                         45,179,298     63,261,000
   478,400 Fortress Investment Group, LLC, Cl A       8,850,400     13,720,512
   950,000 Nuveen Investments, Inc., Cl A            34,005,739     44,935,000
   800,000 T. Rowe Price Group, Inc.                 21,584,167     37,752,000
                                                 -------------- --------------
                                                    136,585,413    212,768,512

           Financial Services -- Banking (1.06%)
   575,000 City National Corp.                       41,581,092     42,320,000

           Financial Services -- Brokerage and
            Exchanges (8.75%)
 8,800,000 Charles Schwab Corp.                      21,422,499    160,952,000
   255,000 Chicago Mercantile Exchange
            Holdings, Inc., Cl A                     18,498,370    135,777,300
 1,815,000 Jefferies Group, Inc.                     51,452,427     52,544,250
                                                 -------------- --------------
                                                     91,373,296    349,273,550

           Financial Services --
            Insurance (4.17%)
 1,150,000 Arch Capital Group, Ltd.(1)               43,777,256     78,441,500
   850,000 Assurant, Inc.                            28,107,969     45,585,500
   250,000 Axis Capital Holdings, Ltd.                5,933,495      8,465,000
 1,100,000 HCC Insurance Holdings, Inc.              34,706,474     33,880,000
                                                 -------------- --------------
                                                    112,525,194    166,372,000

    Shares                                             Cost          Value
 --------- --------------------------------------- ------------- --------------

           Financial Services --
            Miscellaneous (0.92%)
   300,000 The First Marblehead Corp.              $   6,114,749 $   13,467,000
   125,000 The Student Loan Corp.                     17,812,742     23,240,000
                                                   ------------- --------------
                                                      23,927,491     36,707,000

           Gaming Services (1.03%)
 1,250,000 Scientific Games Corp., Cl A(1)            37,230,604     41,037,500

           Government Services (1.00%)
 2,300,000 SAIC, Inc.(1)                              40,746,636     39,836,000

           Healthcare Facilities (3.93%)
   850,000 Brookdale Senior Living, Inc.              36,345,847     37,961,000
   900,000 Community Health Systems, Inc.(1)          24,384,740     31,725,000
 1,600,000 Manor Care, Inc.                           38,297,714     86,976,000
                                                   ------------- --------------
                                                      99,028,301    156,662,000

           Healthcare Products (2.46%)
 1,130,000 DENTSPLY International, Inc.               24,654,030     37,007,500
   800,000 Henry Schein, Inc.(1)                      22,796,151     44,144,000
   200,000 Zimmer Holdings, Inc.(1)                    6,087,903     17,082,000
                                                   ------------- --------------
                                                      53,538,084     98,233,500

           Healthcare Services (5.29%)
   725,000 Covance, Inc.(1)                           42,974,645     43,021,500
   475,000 IDEXX Laboratories, Inc.(1)                39,045,064     41,624,250
   550,000 Stericycle, Inc.(1)                        33,158,008     44,825,000
   850,000 Thermo Fisher Scientific, Inc.(1)          24,522,276     39,737,500
 1,150,000 VCA Antech, Inc.(1)                        38,569,603     41,756,500
                                                   ------------- --------------
                                                     178,269,596    210,964,750

           Healthcare Services --
            Insurance (1.42%)
   700,000 WellPoint, Inc.(1)                         17,819,752     56,770,000

           Hotels and Lodging (2.01%)
   850,000 Choice Hotels Intl., Inc.                   4,185,563     30,115,500
   625,000 Four Seasons Hotels, Inc.                  23,375,834     50,187,500
                                                   ------------- --------------
                                                      27,561,397     80,303,000

           Information Technology
            Services (1.02%)
 1,100,000 CheckFree Corp.(1)                         42,703,876     40,799,000

           Manufacturing (0.86%)
   750,000 Embraer-Empresa Brasileira de
            Aeronautica S.A.                          30,771,710     34,395,000

           Media (1.78%)
 1,125,000 Lamar Advertising Co., Cl A(1)             62,817,724     70,841,250

           Real Estate (3.54%)
 2,150,000 CB Richard Ellis Group, Inc., Cl A(1)      29,735,448     73,487,000
   212,766 Corrections Corp. of America(1)                 1,418     11,236,172
   500,000 Forest City Enterprises, Inc., Cl A        24,352,392     33,090,000
   450,000 The St. Joe Company                        29,682,429     23,539,500
                                                   ------------- --------------
                                                      83,771,687    141,352,672

           Real Estate -- Home Building (1.53%)
   200,000 M.D.C. Holdings, Inc.                      12,301,352      9,614,000
    30,000 NVR, Inc.(1)                                9,896,096     19,950,000
 1,150,000 Toll Brothers, Inc.(1)                     24,329,617     31,487,000
                                                   ------------- --------------
                                                      46,527,065     61,051,000

                      See Notes to Financial Statements.

  Baron Asset Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

   Shares                                                 Cost          Value
--------- ------------------------------------------ -------------- --------------
Common Stocks (continued)
----------------------------------------------------------------------------------
          Real Estate -- REITs (4.87%)
  314,000 Alexander's, Inc.(1)(5)                    $   20,453,936 $  129,273,800
   80,000 AvalonBay Communities, Inc.                     8,451,711     10,400,000
  800,000 Douglas Emmett, Inc.                           17,052,243     20,424,000
  250,000 SL Green Realty Corp.                          21,214,463     34,295,000
                                                     -------------- --------------
                                                         67,172,353    194,392,800

          Recreation and Resorts (11.18%)
1,100,000 Boyd Gaming Corp.                              45,168,552     52,404,000
5,200,000 Kerzner Intl. Holdings, Ltd., Cl A(1)(2)       52,000,000     52,000,000
3,000,000 Vail Resorts, Inc.(1)(5)                       61,273,805    162,990,000
  500,000 Wynn Resorts, Ltd.(1)                           3,500,356     47,430,000
1,459,408 Wynn Resorts, Ltd.(1)(2)                       21,345,164    131,517,471
                                                     -------------- --------------
                                                        183,287,877    446,341,471

          Restaurants (0.87%)
1,300,000 The Cheesecake Factory, Inc.(1)                30,439,703     34,645,000

          Retail -- Consumer Staples (1.40%)
1,250,000 Whole Foods Market, Inc.                       41,811,475     56,062,500

          Retail -- Specialty Stores (2.86%)
1,100,000 CarMax, Inc.(1)                                14,518,495     26,994,000
  850,000 O'Reilly Automotive, Inc.(1)                   24,294,099     28,135,000
1,300,000 Tiffany & Co.                                  43,343,180     59,124,000
                                                     -------------- --------------
                                                         82,155,774    114,253,000

          Transportation (2.79%)
1,550,000 C. H. Robinson Worldwide, Inc.                 30,028,921     74,012,500
  900,000 Expeditors International of
           Washington, Inc.                              21,676,121     37,188,000
                                                     -------------- --------------
                                                         51,705,042    111,200,500

          Utility Services (1.71%)
2,250,000 Southern Union Co.                             28,662,596     68,377,500
                                                     -------------- --------------
Total Common Stocks                                   2,130,640,596  3,786,543,690
                                                     -------------- --------------


     Shares                                             Cost           Value
----------- -------------------------------------- -------------- --------------
Convertible Preferred Stocks (0.28%)
---------------------------------------------------------------------------------
            Education (0.01%)
    105,264 Apollo International, Inc. S-A
             CV Pfd.(1)(2)(5)                      $    1,800,014 $      400,003

            Healthcare Services (0.27%)
      6,841 Somerford Corp. S-A Conv. Pfd.(1)(2)       10,951,004     10,951,002
                                                   -------------- --------------
Total Convertible Preferred Stocks                     12,751,018     11,351,005
                                                   -------------- --------------

Principal Amount
-------------------------------------------------- -------------- --------------
Short Term Investments (4.84%)
---------------------------------------------------------------------------------

            Short Term Money Market
             Instruments (2.59%)
$48,099,999 Chesham Finance Ltd. 5.32%
             due 04/02/2007                            48,099,999     48,099,999
    279,876 Citigroup Funding, Inc. 5.30% due
             04/02/2007(6)                                279,876        279,876
 34,984,338 Intesa Funding LLC 5.37%
             due 04/02/2007                            34,984,338     34,984,338
 19,991,050 Swiss Re Financial Products Corp.
             5.37% due 04/02/2007                      19,991,050     19,991,050
                                                   -------------- --------------
                                                      103,355,263    103,355,263

            U.S. Government Agencies (2.25%)
 89,962,600 Federal Home Loan Bank 5.00%
             due 04/02/2007                            89,962,600     89,962,600
                                                   -------------- --------------
Total Short Term Investments                          193,317,863    193,317,863
                                                   -------------- --------------
Total Investments (100.00%)                        $2,336,709,477  3,991,212,558
                                                   ==============
Liabilities Less Cash and Other Assets (0.00%)                          (186,242)
                                                                  --------------
Net Assets (Equivalent to $61.53 per share based
 on 64,861,261 shares outstanding)                                $3,991,026,316
                                                                  ==============

----------------
%   Represents percentage of net assets
(1) Non-income producing securities
(2) See Note 7 regarding restricted and fair valued securities.
(3) Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
(4) Foreign domiciled corporation
(5) See Note 9 regarding "Affiliated" Companies.
(6) Investment from cash collateral received for loaned security.
(7) Represents securities, or a portion thereof, on loan as of March 31, 2007.

                      See Notes to Financial Statements.

                                                               Baron Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

        Shares                                         Cost        Value
    ---------- ----------------------------------- ------------ ------------
    Common Stocks (91.32%)
    ------------------------------------------------------------------------
               Advertising Services (0.34%)
       450,000 Harte-Hanks, Inc.                   $  7,987,320 $ 12,415,500
       375,000 National CineMedia, Inc.(1)            9,378,314   10,012,500
                                                   ------------ ------------
                                                     17,365,634   22,428,000

               Apparel (2.09%)
     2,900,000 Carter's, Inc.(1)                     39,178,712   73,486,000
     1,225,000 Under Armour, Inc., Cl A(1)           40,384,710   62,842,500
                                                   ------------ ------------
                                                     79,563,422  136,328,500

               Automotive Parts (0.49%)
    11,000,000 Delphi Corp.(1)                       19,109,820   31,900,000

               Business Services (2.89%)
       600,000 Brown & Brown, Inc.                    9,830,330   16,230,000
     1,592,000 ChoicePoint, Inc.(1)(3)               35,519,748   59,588,560
     2,725,000 Copart, Inc.(1)                       69,029,357   76,327,250
        40,000 FactSet Research Systems, Inc.         2,040,491    2,514,000
       870,000 Macquarie Infrastructure Company
                Trust                                29,029,878   34,191,000
                                                   ------------ ------------
                                                    145,449,804  188,850,810

               Chemical (0.58%)
       700,000 Senomyx, Inc.(1)                       6,340,864    8,666,000
     1,650,000 Symyx Technologies, Inc.(1)(5)        26,885,343   29,238,000
                                                   ------------ ------------
                                                     33,226,207   37,904,000

               Communications (2.15%)
     1,050,000 Equinix, Inc.(1)                      34,189,968   89,911,500
     1,700,000 SBA Communications Corp., Cl A(1)      6,533,038   50,235,000
                                                   ------------ ------------
                                                     40,723,006  140,146,500

               Consumer Products (1.37%)
       289,228 Bare Escentuals, Inc.(1)               8,147,677   10,374,608
     1,575,000 Church & Dwight Co., Inc.             58,038,013   79,301,250
                                                   ------------ ------------
                                                     66,185,690   89,675,858

               Consumer Services (1.96%)
     1,350,000 Chemed Corp.(5)                       51,815,546   66,096,000
     1,200,000 Morningstar, Inc.(1)                  26,102,655   61,968,000
                                                   ------------ ------------
                                                     77,918,201  128,064,000

               Distribution (0.65%)
       668,750 Beacon Roofing Supply, Inc.(1)        15,389,819   10,820,375
       875,000 Pool Corp.                            34,074,625   31,325,000
                                                   ------------ ------------
                                                     49,464,444   42,145,375

               Education (3.07%)
     3,700,000 DeVry, Inc.(5)                        62,024,339  108,595,000
       100,000 New Oriental Education & Technology
                Group, Inc.(1)                        3,638,128    4,053,000
       700,000 Strayer Education, Inc.               57,859,739   87,500,000
                                                   ------------ ------------
                                                    123,522,206  200,148,000

               Energy Services (6.11%)
       400,000 Core Laboratories N.V.(1)             19,417,274   33,532,000
       800,000 Dresser-Rand Group, Inc.(1)           19,155,509   24,368,000
     3,100,000 Encore Acquisition Co.(1)(5)          51,499,113   74,989,000
       975,000 EXCO Resources, Inc.(1)               13,274,990   16,165,500
     1,100,000 FMC Technologies, Inc.(1)             25,188,996   76,736,000
     1,050,000 Helmerich & Payne, Inc.               24,393,872   31,857,000
       637,500 PHI, Inc.(1)                          18,390,290   17,250,750
       487,500 Range Resources Corp.                  8,333,342   16,282,500
       440,000 SEACOR Holdings, Inc.(1)              17,768,097   43,296,000
       850,000 SunPower Corp., Cl A(1)               24,439,815   38,675,000
       650,000 Whiting Petroleum Corp.(1)            22,550,925   25,616,500
                                                   ------------ ------------
                                                    244,412,223  398,768,250

   Shares                                                 Cost        Value
--------- ------------------------------------------- ------------ ------------

          Financial Services -- Asset
           Management (1.98%)
1,850,000 Cohen & Steers, Inc.                        $ 33,937,752 $ 79,698,000
  650,000 Eaton Vance Corp.                             11,290,146   23,166,000
  283,400 GAMCO Investors, Inc., Cl A                    4,723,453   12,279,722
  290,000 Nuveen Investments, Inc., Cl A                 7,748,686   13,717,000
                                                      ------------ ------------
                                                        57,700,037  128,860,722

          Financial Services -- Banking (4.92%)
  725,000 Cathay General Bancorp                        26,411,085   24,635,500
  850,000 Center Financial Corp.(5)                     18,904,650   16,804,500
  800,000 Central Pacific Financial Corp.               28,316,418   29,256,000
1,300,000 First Republic Bank                           40,949,131   69,810,000
  850,000 Frontier Financial Corp.                      20,424,642   21,207,500
1,000,000 Glacier Bancorp, Inc.                         24,518,061   24,040,000
  537,537 SVB Financial Group(1)                        26,031,202   26,118,923
4,000,000 UCBH Holdings, Inc.                           80,006,240   74,480,000
  158,824 Virginia Commerce Bancorp, Inc.(1)             3,351,135    3,438,540
1,000,000 Western Alliance Bancorporation(1)            34,285,616   31,040,000
                                                      ------------ ------------
                                                       303,198,180  320,830,963

          Financial Services -- Brokerage &
           Exchanges (4.41%)
  545,000 Evercore Partners, Inc., Cl A(1)              13,790,824   16,998,550
  850,000 FCStone Group, Inc./(1)/                      25,031,146   31,722,000
1,750,000 International Securities Exchange
           Holdings, Inc., Cl A                         49,915,686   85,400,000
4,800,000 Jefferies Group, Inc.                         73,517,475  138,960,000
  760,000 Thomas Weisel Partners Group, Inc./(1)/       14,201,546   14,455,200
                                                      ------------ ------------
                                                       176,456,677  287,535,750

          Financial Services -- Insurance (1.72%)
1,650,000 Arch Capital Group, Ltd./(1)/                 51,045,431  112,546,500

          Financial Services --
           Miscellaneous (1.10%)
1,525,000 National Financial Partners Corp.             81,123,705   71,537,750

          Food and Agriculture (1.38%)
1,400,000 Ralcorp Holdings., Inc./(1)(5)/               53,671,573   90,020,000

          Gaming Services (0.65%)
1,300,000 Scientific Games Corp., Cl A/(1)/             32,010,748   42,679,000

          Healthcare Facilities (3.48%)
2,000,000 Community Health Systems, Inc./(1)/           49,858,102   70,500,000
1,800,000 Manor Care, Inc.                              33,815,991   97,848,000
  650,000 Sun Healthcare Group, Inc./(1)/                7,376,250    8,027,500
1,650,000 United Surgical Partners Intl., Inc./(1)/     23,181,527   50,836,500
                                                      ------------ ------------
                                                       114,231,870  227,212,000

          Healthcare Products (1.94%)
1,950,000 Depomed, Inc./(1)/                            11,124,661    6,961,500
2,000,000 Edwards Lifesciences Corp./(1)/               59,602,587  101,400,000
  850,000 PSS World Medical, Inc./(1)/                  17,338,615   17,969,000
                                                      ------------ ------------
                                                        88,065,863  126,330,500

          Healthcare Services (5.22%)
1,050,000 Charles River Laboratories Intl., Inc./(1)/   30,142,796   48,573,000
7,000,000 Emdeon Corp./(1)/                             99,144,718  105,910,000
  800,000 Gen-Probe, Inc./(1)/                          33,725,299   37,664,000
1,150,000 Healthways, Inc./(1)/                         51,980,323   53,762,500
  160,000 IDEXX Laboratories, Inc./(1)/                  9,006,923   14,020,800
1,360,832 NightHawk Radiology Holdings, Inc./(1)/       25,353,535   24,753,534
1,525,000 Odyssey HealthCare, Inc./(1)/                 17,605,293   20,023,250
1,000,000 PRA International/(1)/                        23,112,127   21,560,000
  400,700 VCA Antech, Inc./(1)/                         11,830,115   14,549,417
                                                      ------------ ------------
                                                       301,901,129  340,816,501

                      See Notes to Financial Statements.

                                                               Baron Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

    Shares                                                Cost        Value
 --------- ------------------------------------------ ------------ ------------
 Common Stocks (continued)
 ------------------------------------------------------------------------------
           Healthcare Services --
            Insurance (3.32%)
 2,350,000 AMERIGROUP Corp./(1)/                      $ 38,614,120 $ 71,440,000
 1,650,000 Centene Corp./(1)/                           13,947,723   34,633,500
 1,300,000 WellCare Health Plans, Inc./(1)/             54,613,234  110,825,000
                                                      ------------ ------------
                                                       107,175,077  216,898,500

           Hotels and Lodging (3.02%)
 1,350,000 Choice Hotels Intl., Inc.                    18,679,994   47,830,500
 1,800,000 Four Seasons Hotels, Inc.                    71,435,019  144,540,000
   500,000 Kingdom Hotel Investments/(1)(4)/             4,545,612    4,500,000
                                                      ------------ ------------
                                                        94,660,625  196,870,500

           Information Technology
            Services (0.57%)
 1,000,000 CheckFree Corp./(1)/                         18,042,917   37,090,000

           Media (1.17%)
   600,000 Central European Media
            Enterprises, Ltd./(1)/                      29,408,871   53,100,000
 1,000,000 Netflix, Inc./(1)/                           26,673,225   23,190,000
                                                      ------------ ------------
                                                        56,082,096   76,290,000

           Medical Equipment (0.51%)
   275,000 Intuitive Surgical, Inc./(1)/                 4,029,661   33,431,750

           Real Estate (3.41%)
 4,950,000 CB Richard Ellis Group, Inc., Cl A/(1)/      35,102,586  169,191,000
   925,000 CoStar Group, Inc./(1)/                      39,770,736   41,329,000
   800,000 HFF, Inc., Cl A/(1)/                         14,852,839   12,000,000
                                                      ------------ ------------
                                                        89,726,161  222,520,000

           Real Estate -- Home Building (1.45%)
 1,000,000 Brookfield Homes Corp.                       33,671,792   32,100,000
   750,000 Hovnanian Enterprises, Inc., Cl A/(1)/       18,292,979   18,870,000
   625,000 M.D.C. Holdings, Inc.                        31,144,412   30,043,750
   650,000 Standard Pacific Corp.                       16,609,100   13,565,500
                                                      ------------ ------------
                                                        99,718,283   94,579,250

           Real Estate -- REITs (1.99%)
 1,000,000 Acadia Realty Trust                          27,414,958   26,070,000
   118,830 Alexander's, Inc./(1)/                       22,383,502   48,922,311
 1,416,667 CBRE Realty Finance, Inc.                    21,054,283   18,742,504
 2,429,800 Spirit Finance Corp.                         27,122,907   36,204,020
                                                      ------------ ------------
                                                        97,975,650  129,938,835

           Recreation and Resorts (9.51%)
 1,850,000 Ameristar Casinos, Inc.                      36,589,852   59,403,500
   200,000 Boyd Gaming Corp.                             5,345,491    9,528,000
 1,500,000 Fontainebleau Resorts, LLC/(2)/              15,000,000   15,000,000
 1,250,000 Gaylord Entertainment Co./(1)/               56,959,872   66,087,500
 1,450,000 Isle of Capri Casinos, Inc./(1)/             30,683,260   37,149,000
 7,400,000 Kerzner Intl. Holdings, Ltd., Cl A/(1)(2)/   74,000,000   74,000,000
   575,000 Penn National Gaming, Inc./(1)/              16,140,523   24,391,500
 2,450,000 Pinnacle Entertainment, Inc./(1)/            78,242,193   71,221,500
 1,700,000 Station Casinos, Inc.                        39,029,399  147,169,000
 1,250,000 Vail Resorts, Inc./(1)/                      21,897,070   67,912,500
   537,677 Wynn Resorts, Ltd./(1)(2)/                    7,863,993   48,453,838
                                                      ------------ ------------
                                                       381,751,653  620,316,338

     Shares                                                 Cost          Value
----------- ------------------------------------------ -------------- --------------

            Restaurants (3.28%)
    900,000 California Pizza Kitchen, Inc./(1)/        $   23,047,680 $   29,601,000
     91,193 Chipotle Mexican Grill, Inc., Cl A/(1)/         3,795,605      5,663,085
    700,000 Panera Bread Co., Cl A/(1)/                    25,727,519     41,342,000
    700,000 Peet's Coffee & Tea, Inc./(1)(5)/              15,273,681     19,334,000
    500,000 P.F. Chang's China Bistro, Inc./(1)/           22,165,448     20,940,000
  3,650,000 The Cheesecake Factory, Inc./(1)/              85,119,904     97,272,500
                                                       -------------- --------------
                                                          175,129,837    214,152,585

            Retail -- Specialty Stores (9.93%)
    875,000 Blue Nile, Inc./(1)(5)/                        26,058,719     35,577,500
  1,200,000 Cabela's, Inc., Cl A/(1)/                      26,601,533     29,772,000
  3,300,000 CarMax, Inc./(1)/                              34,948,928     80,982,000
  2,500,000 Dick's Sporting Goods, Inc./(1)/               86,074,246    145,650,000
  1,375,000 DSW, Inc., Cl A/(1)/                           33,833,387     58,038,750
    900,000 Guitar Center, Inc./(1)/                       51,761,075     40,608,000
  2,900,000 J. Crew Group, Inc./(1)/                       93,937,342    116,493,000
  2,700,000 Select Comfort Corp./(1)(5)/                   38,016,795     48,060,000
    625,000 Tractor Supply Co./(1)/                        24,758,679     32,187,500
  3,000,000 United Auto Group, Inc.                        60,443,870     60,900,000
                                                       -------------- --------------
                                                          476,434,574    648,268,750

            Software (0.55%)
  1,350,000 Allscripts Healthcare Solutions, Inc./(1)/     37,809,925     36,193,500

            Transportation (2.02%)
    225,000 AirCastle, Ltd.                                 7,547,620      7,960,500
    400,000 American Railcar Industries, Inc.               9,881,660     11,924,000
    175,000 Florida East Coast Industries, Inc.             9,217,829     10,970,750
  1,863,750 Genesee & Wyoming, Inc., Cl A/(1)/             28,652,530     49,594,388
    550,000 Landstar System, Inc.                          13,610,267     25,212,000
  1,050,000 UTI Worldwide, Inc.                            24,275,698     25,809,000
                                                       -------------- --------------
                                                           93,185,604    131,470,638

            Utility Services (2.09%)
  2,000,000 ITC Holdings Corp.                             57,396,900     86,580,000
  1,627,498 Southern Union Co.                             19,474,277     49,459,664
                                                       -------------- --------------
                                                           76,871,177    136,039,664
                                                       -------------- --------------
Total Common Stocks                                    3,964,939,110   5,958,789,289
                                                       -------------- --------------
------------------------------------------------------------------------------------
Convertible Preferred Stocks (0.21%)
------------------------------------------------------------------------------------
            Pharmaceutical (0.17%)
    750,000 Reliant Pharmaceuticals LLC
             Series D/(1)(2)/                              15,000,000     11,250,000

            Transportation (0.04%)
    234,375 EOS Airlines, Inc., Cl C/(1)(2)/                2,500,000      2,500,000
                                                       -------------- --------------
Total Convertible Preferred Stocks                         17,500,000     13,750,000
                                                       -------------- --------------

Principal Amount
------------------------------------------------------ -------------- --------------
------------------------------------------------------------------------------------
Corporate Bonds (1.65%)
------------------------------------------------------------------------------------
            Recreation and Resorts
$26,000,000 Wynn Resorts, Ltd. 6.00% Sub. Conv.
             Deb. due 07/15/2015                           18,777,955    107,458,000
                                                       -------------- --------------


                      See Notes to Financial Statements.

                                                               Baron Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

  Principal Amount                                      Cost          Value
  ----------------------------------------------   -------------- --------------
  Short Term Investments (6.51%)
  ------------------------------------------------------------------------------

                 Short Term Money Market
                  Instruments (3.45%)
  $100,199,999   Chesham Finance Ltd. 5.32%
                  due 04/02/2007                   $  100,199,999 $  100,199,999
    50,977,178   Intesa Funding LLC 5.37%
                  due 04/02/2007                       50,977,178     50,977,178
    23,989,260   Swiss Re Financial Products Corp.
                  5.37% due 04/02/2007                 23,989,260     23,989,260
    49,977,417   Swiss Re Financial Products Corp.
                  5.42% due 04/02/2007                 49,977,417     49,977,417
                                                   -------------- --------------
                                                      225,143,854    225,143,854

                 U.S. Government
                  Agencies (3.06%)
   199,916,917   Federal Home Loan Bank 5.00%
                  due 04/02/2007                      199,916,917    199,916,917
                                                   -------------- --------------
  Total Short Term Investments                        425,060,771    425,060,771
                                                   -------------- --------------
  Total Investments (99.69%)                       $4,426,277,836  6,505,058,060
                                                   ==============
  Cash and Other Assets Less Liabilities (0.31%)                      20,396,927
                                                                  --------------
  Net Assets (Equivalent to $51.26 per share based
   on 127,307,918 shares outstanding)                             $6,525,454,987
                                                                  ==============

----------------
% Represents percentage of net assets
/(1)/Non-income producing securities
/(2)/See Note 7 regarding restricted and fair valued securities.
/(3)/Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
/(4)/Foreign domiciled corporation
/(5)/See Note 9 regarding "Affiliated" Companies.

                      See Notes to Financial Statements.

Baron Small Cap  Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

   Shares                                               Cost          Value
--------------------------------------------------------------------------------
Common Stocks (97.46%)
--------------------------------------------------------------------------------
          Advertising Services (2.77%)
1,500,000 National CineMedia, Inc./(1)/            $   36,466,285 $   40,050,000
  725,000 R.H. Donnelley Corp./(1)/                    26,979,391     51,395,250
                                                   -------------- --------------
                                                       63,445,676     91,445,250
          Apparel (2.46%)
1,250,000 Carter's, Inc./(1)/                          20,386,238     31,675,000
1,000,000 Fossil, Inc./(1)/                            20,249,122     26,470,000
2,000,000 Quiksilver, Inc./(1)/                        13,019,781     23,200,000
                                                   -------------- --------------
                                                       53,655,141     81,345,000

          Building Materials (1.89%)
1,400,000 Eagle Materials, Inc.                        26,645,472     62,482,000

          Business Services (2.70%)
  725,000 ChoicePoint, Inc./(1)/                        6,949,762     27,136,750
1,000,000 First Advantage Corp., Cl A/(1)/             19,177,999     23,970,000
1,462,500 Iron Mountain, Inc./(1)/                     10,010,523     38,215,125
                                                   -------------- --------------
                                                       36,138,284     89,321,875

          Communications (5.46%)
1,750,000 American Tower Corp., Cl A/(1)(3)/            6,402,929     68,162,500
2,750,000 SBA Communications Corp., Cl A/(1)/          27,026,677     81,262,500
1,500,000 Time Warner Telecom, Inc., Cl A/(1)/         24,518,321     31,155,000
                                                   -------------- --------------
                                                       57,947,927    180,580,000

          Consulting (1.10%)
  275,000 Corporate Executive Board Co.                 4,596,431     20,889,000
  787,312 Navigant Consulting, Inc./(1)/               12,705,063     15,557,285
                                                   -------------- --------------
                                                       17,301,494     36,446,285

          Consumer Products (3.15%)
2,000,000 ACCO Brands Corp./(1)/                       48,493,311     48,180,000
1,625,000 DTS, Inc./(1)(5)/                            34,251,425     39,373,750
  600,000 Marvel Entertainment, Inc./(1)/              11,436,124     16,650,000
                                                   -------------- --------------
                                                       94,180,860    104,203,750

          Distribution (1.34%)
1,403,600 Beacon Roofing Supply, Inc./(1)/             35,633,529     22,710,248
  600,000 Pool Corp.                                   22,432,753     21,480,000
                                                   -------------- --------------
                                                       58,066,282     44,190,248

          Education (2.72%)
3,000,000 SkillSoft plc/(1)/                           21,536,422     25,080,000
  444,000 Strayer Education, Inc.                      37,452,156     55,500,000
  400,000 Universal Technical Institute, Inc./(1)/      9,741,875      9,232,000
                                                   -------------- --------------
                                                       68,730,453     89,812,000

          Energy Services (4.35%)
2,500,000 Covanta Holding Corp./(1)/                   38,709,339     55,450,000
  857,500 PHI, Inc./(1)/                               24,669,136     23,203,950
1,429,146 SunPower Corp., Cl A/(1)(7)/                 43,322,934     65,026,143
                                                   -------------- --------------
                                                      106,701,409    143,680,093

          Environmental (1.28%)
  410,000 Clean Harbors, Inc./(1)/                     21,987,843     18,540,200
1,000,000 Nalco Holding Co./(1)/                       17,014,844     23,900,000
                                                   -------------- --------------
                                                       39,002,687     42,440,200

          Financial Services -- Asset
           Management (0.33%)
  250,000 GAMCO Investors, Inc., Cl A                   4,356,166     10,832,500

          Financial Services --
           Insurance (0.89%)
  200,000 Arch Capital Group, Ltd./(1)/                 5,515,966     13,642,000
  850,000 SeaBright Insurance Holdings, Inc./(1)/      13,779,508     15,640,000
                                                   -------------- --------------
                                                       19,295,474     29,282,000

   Shares                                                 Cost          Value
---------------------------------------------------------------------------------

          Gaming Services (0.27%)
1,500,000 Cash Systems, Inc./(1)(5)/                 $   10,062,346 $   8,880,000

          Government Services (4.82%)
1,500,000 AeroVironment, Inc./(1)(5)/                    34,673,956    34,290,000
1,800,000 FLIR Systems, Inc./(1)/                        33,465,084    64,206,000
2,500,000 L-1 Identity Solutions, Inc./(1)/              43,586,514    41,275,000
1,250,000 Stanley, Inc./(1)(5)/                          19,270,106    19,500,000
                                                     -------------- -------------
                                                        130,995,660   159,271,000

          Healthcare Facilities (3.77%)
1,400,000 Brookdale Senior Living, Inc.                  34,154,493    62,524,000
2,017,836 United Surgical Partners Intl., Inc./(1)/      27,025,370    62,169,527
                                                     -------------- -------------
                                                         61,179,863   124,693,527

          Healthcare Services (1.62%)
  475,000 Gen-Probe, Inc./(1)/                           21,507,724    22,363,000
1,250,000 NightHawk Radiology Holdings, Inc./(1)/        25,778,221    22,737,500
  400,000 PRA International/(1)/                          8,776,118     8,624,000
                                                     -------------- -------------
                                                         56,062,063    53,724,500

          Healthcare Services -- Devices (0.34%)
  499,999 Accuray, Inc./(1)/                             10,574,886    11,119,978

          Hotels and Lodging (2.92%)
2,803,400 Kingdom Hotel Investments/(1)(4)/              25,162,522    25,230,600
7,712,000 Mandarin Oriental International, Ltd./(4)/     14,632,364    14,498,560
  950,000 Orient-Express Hotels, Ltd.                    37,075,828    56,829,000
                                                     -------------- -------------
                                                         76,870,714    96,558,160

          Leisure (1.16%)
1,650,000 MarineMax, Inc./(1)(5)/                        43,423,427    38,247,000

          Machinery & Electronics (1.73%)
1,000,000 Flowserve Corp./(1)/                           31,808,128    57,190,000

          Manufacturing (4.30%)
  850,000 Actuant Corp., Cl A                            29,848,706    43,188,500
  932,900 HEICO Corp., Cl A                              25,105,956    29,246,415
  785,000 Koppers Holdings, Inc.                         11,120,475    20,143,100
  557,000 Measurement Specialties, Inc./(1)/             13,077,384    12,565,920
1,016,000 TransDigm Group, Inc./(1)/                     23,439,245    36,962,080
                                                     -------------- -------------
                                                        102,591,766   142,106,015

          Media (1.07%)
1,800,000 CKX, Inc./(1)/                                 21,481,595    19,980,000
2,400,000 Radio One, Inc., Cl D/(1)/                     27,663,129    15,504,000
                                                     -------------- -------------
                                                         49,144,724    35,484,000

          Medical Equipment (4.95%)
1,700,000 American Medical Systems
           Holdings, Inc./(1)/                           29,885,201    35,989,000
1,600,000 Immucor, Inc./(1)/                              6,462,595    47,088,000
  425,000 Intuitive Surgical, Inc./(1)/                   6,162,500    51,667,250
  950,000 Kensey Nash Corp./(1)(5)/                      27,605,710    28,975,000
                                                     -------------- -------------
                                                         70,116,006   163,719,250

          Minerals & Mining (2.74%)
  575,000 Kaiser Aluminum Corp./(1)/                     36,144,630    44,850,000
1,039,900 Novelis, Inc.                                  22,188,082    45,869,989
                                                     -------------- -------------
                                                         58,332,712    90,719,989

          Printing and Publishing (0.75%)
1,000,000 Interactive Data Corp.                         13,502,909    24,750,000

                      See Notes to Financial Statements.

                                                            Baron Small Cap Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

   Shares                                                 Cost          Value
----------------------------------------------------------------------------------
Common Stocks (continued)
----------------------------------------------------------------------------------
          Real Estate (3.33%)
2,500,000 CB Richard Ellis Group, Inc., Cl A/(1)/    $   24,312,255 $   85,450,000
1,650,000 HFF, Inc., Cl A/(1)/                           30,542,767     24,750,000
                                                     -------------- --------------
                                                         54,855,022    110,200,000

          Real Estate -- Home Building (1.21%)
1,250,000 Brookfield Homes Corp.                         30,392,566     40,125,000

          Real Estate -- REITs (3.39%)
2,250,000 KKR Financial Corp.                            57,575,671     61,717,500
1,200,000 Spirit Finance Corp.                           11,546,566     17,880,000
1,619,700 U-Store-It Trust                               35,118,701     32,588,364
                                                     -------------- --------------
                                                        104,240,938    112,185,864

          Recreation and Resorts (8.91%)
  527,000 Ameristar Casinos, Inc.                        17,394,971     16,921,970
1,400,000 Gaylord Entertainment Co./(1)/                 43,928,824     74,018,000
2,884,000 Great Wolf Resorts, Inc./(1)(5)/               53,906,108     38,155,320
3,500,000 Kerzner Intl. Holdings, Ltd., Cl A/(1)(2)/     35,000,000     35,000,000
1,401,700 Penn National Gaming, Inc./(1)/                40,093,264     59,460,114
  750,000 Wynn Resorts, Ltd./(1)/                         5,817,058     71,145,000
                                                     -------------- --------------
                                                        196,140,225    294,700,404

          Restaurants (4.68%)
2,250,000 AFC Enterprises, Inc./(1)(5)/                  36,931,249     45,112,500
  300,000 Panera Bread Co., Cl A/(1)/                     8,173,117     17,718,000
3,000,000 Texas Roadhouse, Inc., Cl A/(1)/               38,035,045     42,750,000
1,850,000 The Cheesecake Factory, Inc./(1)/              44,427,838     49,302,500
                                                     -------------- --------------
                                                        127,567,249    154,883,000

          Retail -- Consumer Staples (2.99%)
3,000,000 Iconix Brand Group, Inc./(1)(5)/               49,681,177     61,200,000
1,500,000 NuCO2, Inc./(1)(5)/                            36,204,728     37,830,000
                                                     -------------- --------------
                                                         85,885,905     99,030,000

          Retail -- Specialty Stores (6.58%)
1,250,000 Build-A-Bear Workshop, Inc./(1)(5)/            35,358,280     34,337,500
1,682,503 Casual Male Retail Group, Inc./(1)(5)/          7,262,924     19,904,011
  675,000 Design Within Reach, Inc./(1)/                  9,586,917      3,874,500
1,250,000 DSW, Inc., Cl A/(1)/                           29,475,468     52,762,500
  525,000 Gaiam, Inc., Cl A/(1)/                          6,873,221      8,263,500
  750,000 Guitar Center, Inc./(1)/                       36,791,851     33,840,000
  700,000 J. Crew Group, Inc./(1)/                       23,290,356     28,119,000
1,800,000 United Auto Group, Inc.                        34,504,900     36,540,000
                                                     -------------- --------------
                                                        183,143,917    217,641,011

          Transportation (4.84%)
1,500,000 AirCastle, Ltd.                                44,286,116     53,070,000
  400,000 American Commercial Lines, Inc./(1)/            4,484,182     12,580,000
  600,000 Florida East Coast Industries, Inc.            32,278,199     37,614,000
  600,000 Grupo Aeroportuario del Centro
           Norte, S.A.B. de C.V./(1)/                    12,630,181     16,266,000
  500,000 Grupo Aeroportuario del Pacifico,
           S.A.B de C.V.                                 16,830,373     21,500,000
  400,000 Grupo Aeroportuario del Sureste,
           S.A.B. de C.V.                                11,806,186     18,888,000
                                                     -------------- --------------
                                                        122,315,237    159,918,000

          Miscellaneous (0.65%)
  472,700 Boulder Specialty Brands, Inc./(1)(5)/          3,924,657      4,311,024
  525,000 Boulder Specialty Brands, Inc.,
           Units/(1)(5)(8)/                               5,795,750      6,436,500
1,000,000 Freedom Acquisition Holdings, Inc.,
           Units/(1)(8)/                                 10,000,000     10,840,000
                                                     -------------- --------------
                                                         19,720,407     21,587,524
                                                     -------------- --------------
Total Common Stocks                                   2,284,393,995  3,222,795,423
                                                     -------------- --------------

      Shares                                           Cost           Value
 -------------------------------------------------------------------------------
 Warrants (0.39%)
 -------------------------------------------------------------------------------
              Apparel (0.27%)
   1,981,100  Endeavor Acquisition Corp.
               Warrants Exp 12/14/2009/(1)/       $    5,013,594 $    8,815,895

              Retail -- Specialty Stores (0.11%)
     882,353  Casual Male Retail Group, Inc.
               Warrants Exp 04/26/2007/(1)(2)(5)/        220,588      2,938,235
     100,000  Casual Male Retail Group, Inc.
               Warrants Exp 07/02/2010/(1)(2)(5)/         49,000        707,000
                                                  -------------- --------------
                                                         269,588      3,645,235

              Miscellaneous (0.01%)
     129,000  Boulder Specialty Brands, Inc.
               Warrants Exp 12/16/2009/(1)(5)/           323,748        405,060
                                                  -------------- --------------
 Total Warrants                                        5,606,930     12,866,190
                                                  -------------- --------------
 Principal Amount
 -------------------------------------------------------------------------------
 Short Term Investments (2.51%)
 -------------------------------------------------------------------------------
              Short Term Money Market
               Instruments (1.45%)
 $13,389,999  Chesham Finance Ltd.
               5.32% due 04/02/2007                   13,389,999     13,389,999
  11,809,782  Citigroup Funding, Inc.
               5.30% due 04/02/2007/(6)/              11,809,782     11,809,782
   7,996,420  Intesa Funding LLC
               5.37% due 04/02/2007                    7,996,420      7,996,420
     999,552  Swiss Re Financial Products Corp.
               5.37% due 04/02/2007                      999,552        999,552
  13,993,677  Swiss Re Financial Products Corp.
               5.42% due 04/02/2007                   13,993,677     13,993,677
                                                  -------------- --------------
                                                      48,189,430     48,189,430

              U.S. Government Agencies (1.06%)
  34,985,467  Federal Home Loan Bank
               5.00% due 04/02/2007                   34,985,467     34,985,467
                                                  -------------- --------------
 Total Short Term Investments                         83,174,897     83,174,897
                                                  -------------- --------------
 Total Investments (100.36%)                      $2,373,175,822  3,318,836,510
                                                  ==============
 Liabilities Less
  Cash and Other Assets (-0.36%)                                    (12,032,589)
                                                                 --------------
 Net Assets (Equivalent to $23.71 per share based
  on 139,451,132 shares outstanding)                             $3,306,803,921
                                                                 ==============

----------
% Represents percentage of net assets
/(1)/Non-income producing securities
/(2)/See Note 7 regarding restricted and fair valued securities.
/(3)/Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
/(4)/Foreign domiciled corporation
/(5)/See Note 9 regarding "Affiliated" Companies.
/(6)/Investment from cash collateral received for loaned security. /(7)/Represents securities, or a portion thereof, on loan as of March 31, 2007. /(8)/One unit consists of one common share and one warrant.


                      See Notes to Financial Statements.

Baron iOpportunity Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

  Shares                                                 Cost        Value
 ------- ------------------------------------------- ------------ ------------
 Common Stocks (91.10%)
 -----------------------------------------------------------------------------

         Advertising Services (8.40%)
 110,000 aQuantive, Inc./(1)/                        $  2,367,060 $  3,070,100
  60,000 Getty Images, Inc./(1)/                        1,114,684    2,917,800
  12,000 Google, Inc., Cl A/(1)/                        1,572,728    5,497,920
 110,000 National CineMedia, Inc./(1)/                  2,728,302    2,937,000
                                                     ------------ ------------
                                                        7,782,774   14,422,820
         Business Services (7.69%)
  50,000 ChoicePoint, Inc./(1)/                         1,469,626    1,871,500
 385,000 LivePerson, Inc./(1)/                          2,166,148    3,033,800
 105,000 Monster Worldwide, Inc./(1)/                   1,586,596    4,973,850
 100,000 Navisite, Inc./(1)/                              450,000      601,000
 150,000 Switch & Data Facilities Company, Inc./(1)/    2,550,000    2,718,000
                                                     ------------ ------------
                                                        8,222,370   13,198,150
         Communications (16.59%)
  95,000 American Tower Corp., Cl A/(1)/                  258,400    3,700,250
  80,000 Clearwire Corp., Cl A/(1)/                     1,899,009    1,637,600
 160,000 Cogent Communications Group, Inc./(1)/         1,406,600    3,780,800
  74,500 Equinix, Inc./(1)/                             2,229,823    6,379,435
  60,000 NeuStar, Inc., Cl A/(1)/                       1,859,719    1,706,400
 115,000 SBA Communications Corp., Cl A/(1)/            1,290,179    3,398,250
  93,000 Sprint Nextel Corp.                            2,060,604    1,763,280
 350,000 Terremark Worldwide, Inc./(1)/                 1,737,464    2,821,000
 159,000 Time Warner Telecom, Inc., Cl A/(1)/           2,681,647    3,302,430
                                                     ------------ ------------
                                                       15,423,445   28,489,445

         Communications Equipment (4.86%)
  79,000 QUALCOMM, Inc.                                 2,983,091    3,370,140
  36,500 Research in Motion, Ltd./(1)/                  3,028,305    4,981,885
                                                     ------------ ------------
                                                        6,011,396    8,352,025

         Computer Technology (3.81%)
  70,500 Apple, Inc./(1) /(formerly Apple
          Computer, Inc.)                               3,875,373    6,550,155

         Consumer Products (1.07%)
 115,000 Shutterfly, Inc./(1)/                          1,736,680    1,844,600

         Consumer Services (4.53%)
  86,000 eBay, Inc./(1)/                                1,150,197    2,850,900
  65,000 priceline.com, Inc./(1)/                       1,345,503    3,461,900
  40,000 Travelzoo, Inc./(1)/                             737,778    1,470,800
                                                     ------------ ------------
                                                        3,233,478    7,783,600

         Energy Services (0.82%)
  83,000 Medis Technologies, Ltd./(1)/                  1,866,494    1,403,530

         Enterprise Hardware (0.56%)
  50,000 Intel Corp.                                      874,979      956,500

         Financial Services -- Brokerage &
          Exchanges (12.88%)
 335,000 Charles Schwab Corp.                           3,665,646    6,127,150
  10,000 Chicago Mercantile Exchange Holdings,
          Inc., Cl A                                    1,829,806    5,324,600
 230,000 E*TRADE Financial Corp./(1)/                   1,557,926    4,880,600
   9,900 NYMEX Holdings, Inc./(1)/                        999,240    1,344,024
 102,000 optionsXpress Holdings, Inc.                   2,092,857    2,401,080
 162,500 TradeStation Group, Inc./(1)/                  1,744,754    2,045,875
                                                     ------------ ------------
                                                       11,890,229   22,123,329

         Financial Services -- Insurance (1.42%)
 108,000 Admiral Group plc/(3)/                         1,189,310    2,441,696

         Gaming Services (1.29%)
  67,500 Scientific Games Corp., Cl A/(1)/              2,322,414    2,216,025

         Healthcare Services (0.53%)
  60,000 Emdeon Corp./(1)/                                832,918      907,800

         Information Technology Services (1.60%)
  75,000 VeriFone Holdings, Inc./(1)/                   1,624,149    2,754,750

    Shares                                                Cost        Value
---------- ------------------------------------------ ------------ ------------

           Leisure (3.89%)
   120,000 Activision, Inc./(1)/                      $  1,653,134 $  2,272,800
    87,500 Electronic Arts, Inc./(1)/                    4,662,803    4,406,500
                                                      ------------ ------------
                                                         6,315,937    6,679,300
           Media (12.00%)
    30,000 Central European Media
            Enterprises, Ltd./(1)/                       2,110,846    2,655,000
   185,700 Comcast Corp., Cl A/(1)/                      3,030,649    4,729,779
    82,000 Netflix, Inc./(1)/                            2,438,297    1,901,580
   185,000 News Corp., Cl A                              3,269,588    4,277,200
    60,000 The Knot, Inc./(1)/                           1,348,860    1,291,800
   101,500 Time Warner, Inc.                             1,480,641    2,001,580
   120,000 Yahoo! Inc./(1)/                              2,120,135    3,754,800
                                                      ------------ ------------
                                                        15,799,016   20,611,739

           Printing and Publishing (1.00%)
    45,000 VistaPrint Limited/(1)/                       1,070,373    1,723,500

           Real Estate (4.16%)
    62,500 CoStar Group, Inc./(1)/                       2,304,320    2,792,500
   785,000 Move, Inc./(1)/                               2,314,380    4,348,900
                                                      ------------ ------------
                                                         4,618,700    7,141,400
           Retail -- Specialty Stores (0.99%)
    35,000 Best Buy Co., Inc.                            1,521,319    1,705,200

           Software (3.01%)
    40,000 Allscripts Healthcare Solutions, Inc./(1)/    1,094,825    1,072,400
    35,000 DivX, Inc./(1)/                                 560,000      701,400
   160,000 Nuance Communications, Inc./(1)/              1,958,476    2,449,600
    85,000 Salary.com, Inc./(1)/                           892,500      946,050
                                                      ------------ ------------
                                                         4,505,801    5,169,450
                                                      ------------ ------------
Total Common Stocks                                    100,717,155  156,475,014
                                                      ------------ ------------

-------------------------------------------------------------------------------
Warrants (0.00%)
-------------------------------------------------------------------------------

           Media
   200,000 Loudeye Corp.
            Warrants Exp 12/23/2010/(1)(2)/                      0            0
                                                      ------------ ------------
Principal Amount
----------------------------------------------------- ------------ ------------
Short Term Investments (8.79%)
-------------------------------------------------------------------------------

           Short Term Money Market
            Instruments (4.72%)
$3,099,999 Chesham Finance Ltd. 5.32% due
            04/02/2007                                $  3,099,999 $  3,099,999
 4,997,763 Swiss Re Financial Products Corp. 5.37%
            due 04/02/2007                               4,997,763    4,997,763
                                                      ------------ ------------
                                                         8,097,762    8,097,762

           U.S. Government Agencies (4.07%)
 6,997,088 Federal Home Loan Bank 5.00% due
            04/02/2007                                   6,997,088    6,997,088
                                                      ------------ ------------
Total Short Term Investments                            15,094,850   15,094,850
                                                      ------------ ------------
Total Investments (99.89%)                            $115,812,005  171,569,864
                                                      ============
Cash and Other Assets
 Less Liabilities (0.11%)                                               191,553
                                                                   ------------
Net Assets (Equivalent to $11.49 per share based on
 14,944,784 shares outstanding)                                    $171,761,417
                                                                   ============

----------------
% Represents percentage of net assets
/(1)/Non-income producing securities
/(2)/See Note 7 regarding restricted and fair valued securities.
/(3)/Foreign domiciled corporation

                      See Notes to Financial Statements.

                                                  Baron Fifth Avenue Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
March 31, 2007 (unaudited)

   Shares                                                Cost        Value
  ------- ------------------------------------------- ----------- ------------
  Common Stocks (95.58%)
  ----------------------------------------------------------------------------

          Advertising Services (1.08%)
    3,000 Google, Inc., Cl A/(1)/                     $   301,280 $  1,374,480

          Business Services (3.11%)
   55,000 Automatic Data Processing, Inc.               2,444,533    2,662,000
   50,000 Iron Mountain, Inc./(1)/                      1,023,614    1,306,500
                                                      ----------- ------------
                                                        3,468,147    3,968,500

          Communications (2.45%)
   80,000 American Tower Corp., Cl A/(1)/               1,824,691    3,116,000

          Computer Technology (5.43%)
   25,000 Apple, Inc./(1) /(formerly Apple
           Computer, Inc.)                              1,153,752    2,322,750
  165,000 Microsoft Corp.                               3,790,087    4,598,550
                                                      ----------- ------------
                                                        4,943,839    6,921,300

          Consumer Products (12.62%)
   35,000 Cadbury Schweppes plc                         1,318,807    1,797,950
   54,000 Diageo plc                                    3,632,159    4,371,300
   22,000 Groupe Danone                                   695,693      785,840
   60,000 PepsiCo, Inc.                                 3,621,494    3,813,600
   84,000 The Procter & Gamble Co.                      4,688,080    5,305,440
                                                      ----------- ------------
                                                       13,956,233   16,074,130

          Distribution (0.96%)
   35,000 Fastenal Co.                                  1,309,378    1,226,750

          Energy Services (5.11%)
   40,000 Diamond Offshore Drilling, Inc.               3,187,667    3,238,000
   40,000 Transocean, Inc./(1)/                         3,101,459    3,268,000
                                                      ----------- ------------
                                                        6,289,126    6,506,000

          Financial Services -- Asset
           Management (4.44%)
   48,000 AllianceBernstein Holding L.P.                2,879,396    4,248,000
   15,000 Legg Mason, Inc.                              1,595,980    1,413,150
                                                      ----------- ------------
                                                        4,475,376    5,661,150

          Financial Services -- Banking (3.57%)
  100,000 Wells Fargo & Company                         3,539,796    3,443,000
   13,000 Zions Bancorporation                            903,402    1,098,760
                                                      ----------- ------------
                                                        4,443,198    4,541,760

          Financial Services -- Brokerage &
           Exchanges (8.21%)
  150,000 Charles Schwab Corp.                          1,728,189    2,743,500
    6,000 Chicago Mercantile Exchange Holdings, Inc.,
           Cl A                                         1,499,604    3,194,760
   15,000 The Bear Stearns Companies, Inc.              1,952,888    2,255,250
   11,000 The Goldman Sachs Group, Inc.                 1,605,442    2,272,930
                                                      ----------- ------------
                                                        6,786,123   10,466,440

          Financial Services -- Insurance (1.74%)
       10 Berkshire Hathaway, Inc., Cl A/(1)/             901,366    1,089,900
   34,000 W. R. Berkley Corp.                             829,142    1,126,080
                                                      ----------- ------------
                                                        1,730,508    2,215,980

          Financial Services --
           Miscellaneous (3.41%)
   77,000 American Express Co.                          3,997,245    4,342,800

          Healthcare Services (0.55%)
   14,000 Quest Diagnostics, Inc.                         704,629      698,180

          Healthcare Services -- Insurance (5.59%)
   67,000 UnitedHealth Group, Inc.                      2,827,486    3,548,990
   44,000 WellPoint, Inc./(1)/                          2,748,974    3,568,400
                                                      ----------- ------------
                                                        5,576,460    7,117,390

        Shares                                        Cost        Value
    ---------- ---------------------------------- ------------ ------------

               Hotels and Lodging (1.27%)
        25,000 Starwood Hotels & Resorts
                Worldwide, Inc.                   $  1,429,664 $  1,621,250

               Media (10.70%)
       150,000 Comcast Corp., Cl A/(1)/              3,514,346    3,820,500
        21,000 Lamar Advertising Co., Cl A/(1)/      1,173,781    1,322,370
        80,000 News Corp., Cl A                      1,231,907    1,849,600
       140,000 Time Warner, Inc.                     2,690,627    2,760,800
        80,000 Walt Disney Co.                       1,966,149    2,754,400
        36,000 Yahoo! Inc./(1)/                        936,690    1,126,440
                                                  ------------ ------------
                                                    11,513,500   13,634,110
               Pharmaceutical (2.03%)
        43,000 Johnson & Johnson                     2,591,912    2,591,180

               Real Estate -- REITs (1.46%)
         4,000 SL Green Realty Corp.                   559,352      548,720
        11,000 Vornado Realty Trust                    571,310    1,312,740
                                                  ------------ ------------
                                                     1,130,662    1,861,460
               Recreation and Resorts (6.58%)
        42,000 Las Vegas Sands Corp./(1)/            1,367,024    3,637,620
        60,000 Marriott International, Inc., Cl A    1,885,663    2,937,600
        19,000 Wynn Resorts, Ltd./(1)/               1,247,457    1,802,340
                                                  ------------ ------------
                                                     4,500,144    8,377,560
               Restaurants (0.39%)
        16,000 Starbucks Corp./(1)/                    314,833      501,760

               Retail -- Consumer Staples (8.48%)
        20,000 CVS/Caremark Corp. (formerly CVS
                Corp.)                                 464,962      682,800
       100,000 Federated Department Stores, Inc.     3,820,049    4,505,000
        57,000 Target Corp.                          2,695,748    3,377,820
        50,000 Whole Foods Market, Inc.              2,721,432    2,242,500
                                                  ------------ ------------
                                                     9,702,191   10,808,120
               Retail -- Specialty Stores (6.40%)
        40,000 Bed Bath & Beyond, Inc./(1)/          1,416,173    1,606,800
        55,000 Coach, Inc./(1)/                      1,232,076    2,752,750
        60,000 The Home Depot, Inc.                  2,300,158    2,204,400
        35,000 Tiffany & Co.                         1,108,919    1,591,800
                                                  ------------ ------------
                                                     6,057,326    8,155,750
                                                  ------------ ------------
    Total Common Stocks                             97,046,465  121,782,050
                                                  ------------ ------------
    Principal Amount
    --------------------------------------------- ------------ ------------
    Short Term Investments (4.08%)
    -----------------------------------------------------------------------

               Short Term Money Market
                Instruments (2.12%)
    $2,700,000 Chesham Finance Ltd. 5.32% due
                04/02/2007                           2,700,000    2,700,000

               U.S. Government Agencies (1.96%)
     2,498,958 Federal Home Loan Bank 5.00%
                due 04/02/2007                       2,498,958    2,498,958
                                                  ------------ ------------
    Total Short Term Investments                     5,198,958    5,198,958
                                                  ------------ ------------
    Total Investments (99.66%)                    $102,245,423  126,981,008
                                                  ============
    Cash and Other Assets
     Less Liabilities (0.34%)                                       433,643
                                                               ------------
    Net Assets (Equivalent to $13.24 per share
     based on 9,625,170 shares outstanding)                    $127,414,651
                                                               ============

----------------
% Represents percentage of net assets
/(1)/Non-income producing securities

                      See Notes to Financial Statements.

Baron Funds
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2007 (Unaudited)

                                                            Baron Asset    Baron Growth   Baron Small Cap Baron iOpportunity
                                                               Fund            Fund            Fund              Fund
                                                          --------------  --------------  --------------- ------------------
Assets:
  Investments, at value (including collateral on loaned
   securities)
    Unaffiliated investments (Cost $2,253,181,722,
     $4,082,128,077, $1,974,230,643, $115,812,005, and
     $102,245,423, respectively)                          $3,698,548,755  $6,016,344,060  $2,898,233,610     $171,569,864
    "Affiliated" investments (Cost $83,527,755,
     $344,149,759, $398,945,179, $0 and $0,
     respectively)                                           292,663,803     488,714,000     420,602,900               --
  Cash                                                         1,874,045         211,765          34,642           93,590
  Dividends and interest receivable                            2,214,719       2,029,131       2,243,149           15,453
  Receivable for securities sold                                      --      26,277,101       4,776,194               --
  Receivable for shares sold                                   8,753,576      13,191,722       4,341,267          245,827
  Prepaid expenses                                                47,533          77,869          40,368            2,013
                                                          --------------  --------------  --------------     ------------
                                                           4,004,102,431   6,546,845,648   3,330,272,130      171,926,747
                                                          --------------  --------------  --------------     ------------
Liabilities:
  Payable for collateral on loaned securities                    279,876              --      11,809,782               --
  Payable for securities purchased                             8,635,787      17,853,894       8,922,408               --
  Payable for shares redeemed                                  3,786,981       2,984,746       2,327,785           88,383
  Accrued expenses and other payables                            373,471         552,021         408,234           76,947
                                                          --------------  --------------  --------------     ------------
                                                              13,076,115      21,390,661      23,468,209          165,330
                                                          --------------  --------------  --------------     ------------
Net Assets                                                $3,991,026,316  $6,525,454,987  $3,306,803,921     $171,761,417
                                                          ==============  ==============  ==============     ============
Net Assets consist of:
  Capital paid-in                                         $2,273,748,915  $4,385,564,898  $2,288,040,269     $175,557,802
  Accumulated net investment income (loss)                    (3,160,496)    (16,191,859)     (9,015,581)        (610,938)
  Accumulated net realized gain (loss)                        65,934,816      77,301,724      82,118,545      (58,943,306)
  Net unrealized appreciation on investments               1,654,503,081   2,078,780,224     945,660,688       55,757,859
                                                          --------------  --------------  --------------     ------------
Net Assets                                                $3,991,026,316  $6,525,454,987  $3,306,803,921     $171,761,417
                                                          ==============  ==============  ==============     ============
Shares Outstanding ($.01 par value; indefinite shares
 authorized)                                                  64,861,261     127,307,918     139,451,132       14,944,784
                                                          ==============  ==============  ==============     ============
Net Asset Value Per Share                                 $        61.53  $        51.26  $        23.71     $      11.49
                                                          ==============  ==============  ==============     ============

                                                          Baron Fifth Avenue
                                                             Growth Fund
                                                          ------------------
Assets:
  Investments, at value (including collateral on loaned
   securities)
    Unaffiliated investments (Cost $2,253,181,722,
     $4,082,128,077, $1,974,230,643, $115,812,005, and
     $102,245,423, respectively)                             $126,981,008
    "Affiliated" investments (Cost $83,527,755,
     $344,149,759, $398,945,179, $0 and $0,
     respectively)                                                     --
  Cash                                                             98,987
  Dividends and interest receivable                               101,558
  Receivable for securities sold                                  268,206
  Receivable for shares sold                                       66,455
  Prepaid expenses                                                  1,620
                                                             ------------
                                                              127,517,834
                                                             ------------
Liabilities:
  Payable for collateral on loaned securities                          --
  Payable for securities purchased                                     --
  Payable for shares redeemed                                      29,370
  Accrued expenses and other payables                              73,813
                                                             ------------
                                                                  103,183
                                                             ------------
Net Assets                                                   $127,414,651
                                                             ============
Net Assets consist of:
  Capital paid-in                                            $100,905,509
  Accumulated net investment income (loss)                        126,213
  Accumulated net realized gain (loss)                          1,647,344
  Net unrealized appreciation on investments                   24,735,585
                                                             ------------
Net Assets                                                   $127,414,651
                                                             ============
Shares Outstanding ($.01 par value; indefinite shares
 authorized)                                                    9,625,170
                                                             ============
Net Asset Value Per Share                                    $      13.24
                                                             ============

                      See Notes to Financial Statements.

                                                                     Baron Funds
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the six months ended March 31, 2007 (Unaudited)

                                                                                   Baron      Baron Fifth
                                     Baron Asset  Baron Growth  Baron Small Cap iOpportunity Avenue Growth
                                        Fund          Fund           Fund           Fund         Fund
                                    ------------  ------------  --------------- ------------ -------------
Investment income:
 Income:
   Interest                         $  5,681,727  $  8,983,417   $  2,110,995   $   338,005   $   85,620
   Dividends -- unaffiliated
     investments (net of
     withholding taxes of $24,462,
     $12,623, $2,250, $0 and $0,
     respectively)                    16,002,544    13,201,264      9,286,877       129,382      903,270
   Dividends -- "affiliated"
     investments                              --       347,000             --            --           --
   Securities lending income              40,731            --        198,198        54,997           --
                                    ------------  ------------   ------------   -----------   ----------
   Total income                       21,725,002    22,531,681     11,596,070       522,384      988,890
                                    ------------  ------------   ------------   -----------   ----------
 Expenses:
   Investment advisory fees           18,453,242    29,837,272     15,699,494       798,105      634,405
   Distribution fees                   4,613,310     7,459,318      3,924,874       199,526      158,601
   Shareholder servicing agent
     fees and expenses                   344,116       391,466        241,596        50,810       19,622
   Reports to shareholders               470,800     1,071,300        537,600        41,100       17,890
   Proxy expenses                        773,850            --             --            --           --
   Professional fees                      54,770        72,875         51,360        18,441       14,122
   Registration and filing fees           57,805        95,320         46,345        17,115       11,911
   Custodian fees                         49,460        73,880         44,580         6,937        3,231
   Trustee fees and expenses              43,985        65,730         36,052         1,860        1,472
   Miscellaneous                          44,461        74,484         41,616         2,628        2,265
                                    ------------  ------------   ------------   -----------   ----------
   Total operating expenses           24,905,799    39,141,645     20,623,517     1,136,522      863,519
                                    ------------  ------------   ------------   -----------   ----------
   Expense offsets                       (20,301)      (28,806)       (11,866)       (3,200)        (842)
                                    ------------  ------------   ------------   -----------   ----------
   Net expenses                       24,885,498    39,112,839     20,611,651     1,133,322      862,677
                                    ------------  ------------   ------------   -----------   ----------
   Net investment income (loss)       (3,160,496)  (16,581,158)    (9,015,581)     (610,938)     126,213
                                    ------------  ------------   ------------   -----------   ----------
Realized and unrealized gains
 (losses) on investments:
   Net realized gain on
     investments
     sold -- unaffiliated
     investments                      66,122,494    74,392,803    105,015,295     1,793,472    3,091,278
   Net realized gain (loss) on
     investments
     sold -- "affiliated"
     investments                              --    35,582,414       (578,382)           --           --
   Net change in unrealized
     appreciation/depreciation of
     investments                     291,932,712   654,339,559    309,199,716    19,320,297    6,728,701
                                    ------------  ------------   ------------   -----------   ----------
   Net realized and unrealized
     gain on investments             358,055,206   764,314,776    413,636,629    21,113,769    9,819,979
                                    ------------  ------------   ------------   -----------   ----------
   Net increase in net assets
     resulting from operations      $354,894,710  $747,733,618   $404,621,048   $20,502,831   $9,946,192
                                    ============  ============   ============   ===========   ==========

                      See Notes to Financial Statements.

Baron Funds
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                              Baron Asset Fund                Baron Growth Fund
                                       ------------------------------  -------------------------------
                                          For the                         For the
                                         Six Months        For the       Six Months        For the
                                           Ended         Year Ended        Ended         Year Ended
                                         March 31,      September 30,    March 31,      September 30,
                                            2007            2006            2007            2006
                                       --------------  --------------  --------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)          $   (3,160,496) $  (15,197,766) $  (16,581,158) $   (32,610,987)
 Net realized gain                         66,122,494     274,508,929     109,975,217      286,829,531
 Net change in unrealized
  appreciation/depreciation               291,932,712      63,584,112     654,339,559      101,599,114
                                       --------------  --------------  --------------  ---------------
 Increase in net assets resulting from
  operations                              354,894,710     322,895,275     747,733,618      355,817,658
                                       --------------  --------------  --------------  ---------------
Distributions to shareholders from:
 Net realized gain on investments        (266,497,466)   (136,438,779)   (285,910,925)    (222,904,672)
                                       --------------  --------------  --------------  ---------------
Capital share transactions:
 Proceeds from the sale of shares         670,075,719     823,269,479     980,249,512      963,307,597
 Net asset value of shares issued in
  reinvestment of dividends               256,514,493     134,216,963     277,672,917      215,723,575
 Cost of shares redeemed                 (389,553,041)   (465,792,862)   (510,125,964)  (1,001,257,192)
                                       --------------  --------------  --------------  ---------------
 Increase (decrease) in net assets
  derived from capital share
  transactions                            537,037,171     491,693,580     747,796,465      177,773,980
 Redemption fees                                   --              --              --               --
                                       --------------  --------------  --------------  ---------------
 Net increase (decrease) in net assets    625,434,415     678,150,076   1,209,619,158      310,686,966
                                       --------------  --------------  --------------  ---------------
Net Assets:
 Beginning of period                    3,365,591,901   2,687,441,825   5,315,835,829    5,005,148,863
                                       --------------  --------------  --------------  ---------------
 End of period                         $3,991,026,316  $3,365,591,901  $6,525,454,987  $ 5,315,835,829
                                       ==============  ==============  ==============  ===============
Accumulated net investment income
 (loss) at end of period               $   (3,160,496) $           --  $  (16,191,859) $       389,299
                                       ==============  ==============  ==============  ===============
Shares:
 Shares sold                               10,934,691      14,107,703      19,326,066       20,204,279
 Shares issued in reinvestment of
  dividends                                 4,330,089       2,355,924       5,606,156        4,696,794
 Shares redeemed                           (6,422,933)     (7,993,965)    (10,185,109)     (21,247,341)
                                       --------------  --------------  --------------  ---------------
Net increase (decrease)                     8,841,847       8,469,662      14,747,113        3,653,732
                                       ==============  ==============  ==============  ===============

                                                                                                       Baron Fifth Avenue
                                            Baron Small Cap Fund         Baron iOpportunity Fund           Growth Fund
                                       ------------------------------  --------------------------  --------------------------
                                          For the                        For the                     For the
                                         Six Months        For the      Six Months      For the     Six Months      For the
                                           Ended         Year Ended       Ended       Year Ended      Ended       Year Ended
                                         March 31,      September 30,   March 31,    September 30,  March 31,    September 30,
                                            2007            2006           2007          2006          2007          2006
                                       --------------  --------------  ------------  ------------- ------------  -------------
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)          $   (9,015,581) $  (22,100,873) $   (610,938) $   (399,745) $    126,213  $   (206,651)
 Net realized gain                        104,436,913     366,155,287     1,793,472    22,647,489     3,091,278       118,363
 Net change in unrealized
  appreciation/depreciation               309,199,716    (202,585,115)   19,320,297    (8,631,960)    6,728,701     5,955,961
                                       --------------  --------------  ------------  ------------  ------------  ------------
 Increase in net assets resulting from
  operations                              404,621,048     141,469,299    20,502,831    13,615,784     9,946,192     5,867,673
                                       --------------  --------------  ------------  ------------  ------------  ------------
Distributions to shareholders from:
 Net realized gain on investments        (372,128,469)    (89,572,056)           --            --            --            --
                                       --------------  --------------  ------------  ------------  ------------  ------------
Capital share transactions:
 Proceeds from the sale of shares         389,984,617     693,848,554    23,158,127    31,391,046    15,993,828    87,338,016
 Net asset value of shares issued in
  reinvestment of dividends               353,557,999      85,550,454            --            --            --            --
 Cost of shares redeemed                 (390,883,297)   (738,216,838)  (17,287,096)  (45,344,656)  (21,784,117)  (66,484,035)
                                       --------------  --------------  ------------  ------------  ------------  ------------
 Increase (decrease) in net assets
  derived from capital share
  transactions                            352,659,319      41,182,170     5,871,031   (13,953,610)   (5,790,289)   20,853,981
 Redemption fees                                   --              --        17,646        29,348            --            --
                                       --------------  --------------  ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets    385,151,898      93,079,413    26,391,508      (308,478)    4,155,903    26,721,654
                                       --------------  --------------  ------------  ------------  ------------  ------------
Net Assets:
 Beginning of period                    2,921,652,023   2,828,572,610   145,369,909   145,678,387   123,258,748    96,537,094
                                       --------------  --------------  ------------  ------------  ------------  ------------
 End of period                         $3,306,803,921  $2,921,652,023  $171,761,417  $145,369,909  $127,414,651  $123,258,748
                                       ==============  ==============  ============  ============  ============  ============
Accumulated net investment income
 (loss) at end of period               $   (9,015,581) $           --  $   (610,938) $         --  $    126,213  $         --
                                       ==============  ==============  ============  ============  ============  ============
Shares:
 Shares sold                               16,573,044      29,041,647     2,049,171     3,183,604     1,221,210     7,236,439
 Shares issued in reinvestment of
  dividends                                15,602,736       3,768,729            --            --            --            --
 Shares redeemed                          (16,563,106)    (31,507,553)   (1,569,044)   (4,615,816)   (1,679,817)   (5,500,144)
                                       --------------  --------------  ------------  ------------  ------------  ------------
Net increase (decrease)                    15,612,674       1,302,823       480,127    (1,432,212)     (458,607)    1,736,295
                                       ==============  ==============  ============  ============  ============  ============

                      See Notes to Financial Statements.

                                                                     Baron Funds
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

(1) Organization.

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium sized growth companies with undervalued assets or favorable growth prospects. Prior to February 15, 2007, the Fund's objective was to invest in small and medium sized companies.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth businesses that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

(2) Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) Foreign Currency Translations. Values of investments denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(c) Securities Transactions, Investment Income, Expense Allocation and Expense Offsets. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

The Funds' expenses were reduced by expense offsets from an unaffiliated transfer agent. The Funds earned cash management credits which were used to reduce Shareholder servicing agent fees and expenses. These offsets are included in Expense offsets on the Statements of Operations.

(d) Securities Lending. The Funds may loan securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders' fees, both of which are included in Securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral at least equal to the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 102% of the value of securities loaned.

Baron Funds
--------------------------------------------------------------------------------

(2) Significant Accounting Policies. (continued)

At March 31, 2007, Baron Asset Fund and Baron Small Cap Fund had securities on loan with a value of $263,900 and $11,156,600, respectively and held $279,876 and $11,809,782 of short-term investments as collateral for these loans. For the six months ended March 31, 2007, Baron Asset Fund, Baron Small Cap Fund, and Baron iOpportunity Fund had securities lending income of $40,731, $198,198, and $54,997, respectively which is included in the Statements of Operations.

(e) Federal Income Taxes. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(f) Restricted Securities. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(g) Distributions. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, and wash sale losses deferred. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

(h) Short-term Trading Fee. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to capital paid in.

(i) Use of Estimates. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(j) Commitments and Contingencies. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(k) New Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

(3) Purchases and Sales of Securities.

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2007 were as follows:

            Fund                            Purchases      Sales
            ----                            ---------      -----
            Baron Asset Fund               $544,066,275 $204,476,122
            Baron Growth Fund               684,261,818  526,715,379
            Baron Small Cap Fund            595,571,414  595,973,402
            Baron iOpportunity Fund          19,821,586   22,395,082
            Baron Fifth Avenue Growth Fund   14,438,019   27,368,588

(4) Investment Advisory Fees and Other Transactions with Affiliates.

(a) Investment Advisory Fees. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund of 1% per annum of the average daily net assets of the respective Funds. Baron Fifth Avenue Growth Fund pays the Adviser 1% per annum for average daily net assets under $1 billion, 0.95%

                                                                     Baron Funds
--------------------------------------------------------------------------------

(4) Investment Advisory Fees and Other Transactions with Affiliates. (continued)

per annum for average daily net assets greater than $1 billion but less than $2 billion, 0.90% per annum for average daily net assets over $2 billion but less than $3 billion, 0.85% per annum for average daily net assets over $3 billion but less than $4 billion, and 0.80% per annum for average daily net assets greater than $4 billion. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average daily net assets, respectively.

(b) Distribution Fees. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

(c) Trustee Fees. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) Line of Credit. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the six months ended March 31, 2007, there were no loans outstanding under the line of credit.

(6) Litigation. An action is pending in the Southern District of New York brought by a shareholder of Baron Growth Fund and of Baron Small Cap Fund against these two Funds, their Trustees, and the distributor, Baron Capital, Inc. The action alleges improper imposition of 12b-1 fees on Funds that were partially closed to new investors and seeks compensatory damages and to enjoin further 12b-1 fees. A motion to dismiss the complaint is currently pending. Neither the outcome nor the possible liability to these two Funds can be determined at this point. No amounts have been accrued in these financial statements with respect to the damages sought by this litigation.

(7) Restricted Securities.

At March 31, 2007, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At March 31, 2007, the Funds held investments in restricted and illiquid securities that were valued under approved methods as follows:

Baron Asset Fund                                                       Acquisition
Name of Issuer                                                            Date        Value
----------------                                                          ----        -----
Common Stock
  Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                      09/27/06   $ 52,000,000
  Wynn Resorts, Ltd.                                                    04/17/01    131,517,471

Convertible Preferred Stock
  Apollo International, Inc., S-A CV Pfd.                               07/21/99        400,003
  Somerford Corp. S-A Conv. Pfd.                                        12/03/98     10,951,002
                                                                                   ------------
Total Restricted Securities: (Cost $86,096,182) (4.88% of Net Assets)              $194,868,476
                                                                                   ============

Baron Growth Fund                                                      Acquisition
Name of Issuer                                                            Date        Value
-----------------                                                         ----        -----
Common Stock
  Fontainebleau Resorts, LLC                                            10/05/05   $ 15,000,000
  Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                      09/27/06     74,000,000
  Wynn Resorts, Ltd.                                                    04/22/02     48,453,838

Convertible Preferred Stock
  EOS Airlines, Inc., Cl C                                              10/27/06      2,500,000
  Reliant Pharmaceuticals LLC Series D                                  10/28/03     11,250,000
                                                                                   ------------
Total Restricted Securities: (Cost $114,363,993) (2.32% of Net Assets)             $151,203,838
                                                                                   ============

Baron Funds
--------------------------------------------------------------------------------

(7) Restricted Securities. (continued)

Baron Small Cap Fund                                                  Acquisition
Name of Issuer                                                           Date        Value
--------------------                                                     ----        -----
Common Stock
  Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)                     09/27/06   $35,000,000

Warrants
  Casual Male Retail Group, Inc.
    Warrants Exp 04/26/2007                                            05/15/02     2,938,235
  Casual Male Retail Group, Inc.
    Warrants Exp 07/02/2010                                            07/03/03       707,000
                                                                                  -----------
Total Restricted Securities: (Cost $35,269,588) (1.17% of Net Assets)             $38,645,235
                                                                                  ===========

Baron iOpportunity Fund                                               Acquisition
Name of Issuer                                                           Date        Value
-----------------------                                                  ----        -----
Warrants
  Loudeye Corp.
    Warrants Exp 12/23/2010                                            12/22/04   $         0
                                                                                  -----------
Total Restricted Securities: (Cost $0) (0.00% of Net Assets)                      $         0
                                                                                  ===========

(8) Income Taxes and Distributions to Shareholders.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Net investment loss and realized and unrealized gains differ for financial statement and tax purposes due to differing treatment of wash sale losses deferred and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2007, the components of net assets on a tax basis were as follows:

                                                                                                                   Baron
                                           Baron Asset    Baron Growth   Baron Small Cap Baron iOpportunity Fifth Avenue Growth
                                              Fund            Fund            Fund              Fund               Fund
                                         --------------  --------------  --------------- ------------------ -------------------
Cost of investments                      $2,336,765,241  $4,445,344,181  $2,373,825,132     $118,223,206       $103,027,857
                                         ==============  ==============  ==============     ============       ============
Gross tax unrealized appreciation         1,713,461,627   2,159,612,435   1,037,485,366       56,277,050         25,118,077
Gross tax unrealized depreciation           (59,014,310)    (99,898,556)    (92,473,988)      (2,930,392)        (1,164,926)
                                         --------------  --------------  --------------     ------------       ------------
Net tax unrealized appreciation           1,654,447,317   2,059,713,879     945,011,378       53,346,658         23,953,151
Accumulated net investment income (loss)     (3,160,496)    (16,191,859)     (9,015,581)        (610,938)           126,213
Accumulated net realized gain (loss)         65,990,580      96,368,069      82,767,855      (56,532,105)         2,429,778
Capital paid-in                           2,273,748,915   4,385,564,898   2,288,040,269      175,557,802        100,905,509
                                         --------------  --------------  --------------     ------------       ------------
Net Assets                               $3,991,026,316  $6,525,454,987  $3,306,803,921     $171,761,417       $127,414,651
                                         ==============  ==============  ==============     ============       ============

The tax character of distributions paid during the six month period ended March 31, 2007 and the fiscal year ended September 30, 2006 was as follows:

                                    Six Months Ended         Year Ended
                                     March 31, 2007      September 30, 2006
                                  --------------------- ---------------------
                                            Long Term             Long Term
   Fund                           Ordinary Capital Gain Ordinary Capital Gain
   ----                           -------- ------------ -------- ------------
   Baron Asset Fund               $    --  $266,497,466 $    --  $136,438,779
   Baron Growth Fund                   --   285,910,925      --   222,904,672
   Baron Small Cap Fund                --   372,128,469      --    89,572,056
   Baron iOpportunity Fund             --            --      --            --
   Baron Fifth Avenue Growth Fund      --            --      --            --

                                                     Baron Funds


(9) Transactions in "Affiliated" Companies/(1)/

BARON ASSET FUND

                                         Balance of       Gross     Gross Sales   Balance of                       Dividend
                                       Shares Held on   Purchases       and     Shares Held on     Value            Income
Name of Issuer                         Sept. 30, 2006 and Additions Reductions  Mar. 31, 2007  Mar. 31, 2007 Oct. 1-Mar. 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                          314,000                                  314,000    $129,273,800
Apollo International, Inc. S-A CV Pfd.     105,264                                  105,264         400,003
Vail Resorts, Inc.                       3,000,000                                3,000,000     162,990,000
                                                                                               ------------        --------
Total investment in "affiliates"
  (7.33% of Net Assets)                                                                        $292,663,803        $      0
                                                                                               ============        ========

--------
/(1)/An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the six months ended March 31, 2007.

BARON GROWTH FUND

                                   Balance of       Gross     Gross Sales   Balance of                       Dividend
                                 Shares Held on   Purchases       and     Shares Held on     Value            Income
Name of Issuer                   Sept. 30, 2006 and Additions Reductions  Mar. 31, 2007  Mar. 31, 2007 Oct. 1-Mar. 31, 2007
---------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp./(2)/             3,700,000                   1,350,000    2,350,000
Blue Nile, Inc.                      875,000                                  875,000    $ 35,577,500
Centene Corp./(2)/                 3,000,000                   1,350,000    1,650,000
Center Financial Corp.               850,000                                  850,000      16,804,500
Chemed Corp.                       1,350,000                                1,350,000      66,096,000        $162,000
DeVry, Inc.                        3,700,000                                3,700,000     108,595,000         185,000
Encore Acquisition Co.             3,400,000                     300,000    3,100,000      74,989,000
Peet's Coffee & Tea, Inc.            700,000                                  700,000      19,334,000
Ralcorp Hldgs. Inc., Cl A          1,400,000                                1,400,000      90,020,000
Select Comfort Corp.               2,700,000                                2,700,000      48,060,000
Symyx Technologies, Inc.           1,650,000                                1,650,000      29,238,000
                                                                                         ------------        --------
Total investment in "affiliates"
  (7.49% of Net Assets)                                                                  $488,714,000        $347,000
                                                                                         ============        ========

--------
/(1)/An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the six months ended March 31, 2007.
/(2)/As of March 31, 2007, no longer an affiliate.

Baron Funds
--------------------------------------------------------------------------------

(9) Transactions in "Affiliated" Companies/(1)/ (continued)

BARON SMALL CAP FUND

                                               Balance of       Gross     Gross Sales   Balance of
                                             Shares Held on   Purchases       and     Shares Held on     Value
Name of Issuer                               Sept. 30, 2006 and Additions Reductions  Mar. 31, 2007  Mar. 31, 2007
-------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                          2,250,000                                2,250,000    $ 45,112,500
AeroVironment, Inc.                                           1,500,000                 1,500,000      34,290,000
Boulder Specialty Brands, Inc.                                  472,700                   472,700       4,311,024
Boulder Specialty Brands, Inc., Units                           525,000                   525,000       6,436,500
Boulder Specialty Brands, Inc., Warrants Exp
  12/16/2009                                                    129,000                   129,000         405,060
Build-A-Bear Workshop, Inc.                                   1,250,000                 1,250,000      34,337,500
Cash Systems, Inc.                             1,500,000                                1,500,000       8,880,000
Casual Male Retail Group, Inc./(3)/            1,157,503        525,000                 1,682,503      19,904,011
Casual Male Retail Group, Inc., Warrants Exp
  04/26/2007/(4)/                              1,407,353                    525,000       882,353       2,938,235
Casual Male Retail Group, Inc., Warrants Exp
  07/02/2010                                     100,000                                  100,000         707,000
DTS, Inc.                                      1,625,000                                1,625,000      39,373,750
Great Wolf Resorts, Inc.                       2,750,000        134,000                 2,884,000      38,155,320
Iconix Brand Group, Inc.                       2,500,000        500,000                 3,000,000      61,200,000
Kensey Nash Corp.                                950,000                                  950,000      28,975,000
MarineMax, Inc.                                1,650,000                                1,650,000      38,247,000
Measurement Specialties, Inc./(2)/             1,000,000                    443,000       557,000
NuCO2, Inc.                                    1,250,000        250,000                 1,500,000      37,830,000
Stanley, Inc.                                                 1,250,000                 1,250,000      19,500,000
                                                                                                     ------------
Total investment in "affiliates"
  (12.72% of Net Assets)                                                                             $420,602,900
                                                                                                     ============

                                               Dividend Income
Name of Issuer                               Oct. 1-Mar. 31, 2007
-----------------------------------------------------------------
AFC Enterprises, Inc.
AeroVironment, Inc.
Boulder Specialty Brands, Inc.
Boulder Specialty Brands, Inc., Units
Boulder Specialty Brands, Inc., Warrants Exp
  12/16/2009
Build-A-Bear Workshop, Inc.
Cash Systems, Inc.
Casual Male Retail Group, Inc./(3)/
Casual Male Retail Group, Inc., Warrants Exp
  04/26/2007/(4)/
Casual Male Retail Group, Inc., Warrants Exp
  07/02/2010
DTS, Inc.
Great Wolf Resorts, Inc.
Iconix Brand Group, Inc.
Kensey Nash Corp.
MarineMax, Inc.
Measurement Specialties, Inc./(2)/
NuCO2, Inc.
Stanley, Inc.
                                                  ----------
Total investment in "affiliates"
  (12.72% of Net Assets)                          $        0
                                                  ==========

--------
/(1)/An "Affiliated" Company, as defined in the Investment Company Act of 1940, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the six months ended March 31, 2007.
/(2)/As of March 31, 2007, no longer an affiliate.
/(3)/Increase due to exercise of warrants.
/(4)/Decrease due to exercise of warrants.

(10) Commitments and Contingencies. On September 27, 2006, Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund, in connection with its investment in Kerzner International Holdings Limited ("Kerzner"), each agreed to guarantee ("Windstorm Guarantee") its proportionate share (based on each Fund's ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner's Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amounts of potential future payments by each Fund would be $5,317,983 for Baron Asset Fund, $7,555,521 for Baron Growth Fund, and $3,570,865 for Baron Small Cap Fund. The Windstorm Guarantee will expire June 2009. Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund have segregated securities valued in excess of the guarantee amount to meet these contingencies. In addition, Baron Growth Fund has committed to purchase up to $5,000,000 of Island Global Yachting IV L.P. As of March 31, 2007, no funding has been made on this investment.

                                                                     Baron Funds
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

                                                  Six Months
                                                    Ended           --------------------------------
                                                March 31, 2007         2006       2005       2004
                                               --------------       --------   --------   --------
Net asset value, beginning of period              $  60.08          $  56.52   $  47.89   $  40.05
                                                  --------          --------   --------   --------
Income from investment operations:
Net investment income (loss)                         (0.05)/(5)/       (0.27)     (0.46)     (0.43)
Net realized and unrealized gain (loss) on
 investments                                          6.18              6.64      12.08       8.27
                                                  --------          --------   --------   --------
   Total from investment operations                   6.13              6.37      11.62       7.84
                                                  --------          --------   --------   --------
Less distributions to shareholders from:
   Net investment income                              0.00              0.00       0.00       0.00
   Net realized gain on investments                  (4.68)            (2.81)     (2.99)      0.00
                                                  --------          --------   --------   --------
   Total distributions                               (4.68)            (2.81)     (2.99)      0.00
                                                  --------          --------   --------   --------
Capital contribution                                  0.00              0.00       0.00       0.00
                                                  --------          --------   --------   --------
Net asset value, end of period                    $  61.53          $  60.08   $  56.52   $  47.89
                                                  ========          ========   ========   ========
   Total return                                      10.51%/(2)/       11.54%     25.21%     19.58%
                                                  ========          ========   ========   ========
Ratios/Supplemental data:
Net assets (in millions), end of period           $3,991.0          $3,365.6   $2,687.4   $2,002.4
Ratio of total expenses to average net assets         1.35%/(1)(6)/     1.33%      1.34%      1.34%
Less: Ratio of interest expense to average net
 assets                                               0.00%/(1)/        0.00%      0.00%      0.00%
                                                  --------          --------   --------   --------
Ratio of operating expenses to average net
 assets                                               1.35%/(1)/        1.33%      1.34%      1.34%
                                                  ========          ========   ========   ========
Ratio of net investment income (loss) to
 average net assets                                  (0.17%)/(1)/      (0.49%)    (0.91%)    (0.90%)
Portfolio turnover rate                               5.87%/(2)/       21.87%     11.47%     19.57%

                                                        Year Ended September 30,
                                               ------------------------------------------------------------------------
                                                  2003       2002       2001         2000           1999         1998
                                               --------   --------   --------   --------       --------       --------
Net asset value, beginning of period           $  35.65   $  40.22   $  63.35   $  51.57       $  39.96       $  47.43
                                               --------   --------   --------   --------       --------       --------
Income from investment operations:
Net investment income (loss)                      (0.46)     (0.55)     (0.65)     (0.76)         (0.30)          0.05
Net realized and unrealized gain (loss) on
 investments                                       6.04       0.05     (17.87)     12.53          11.94          (7.52)
                                               --------   --------   --------   --------       --------       --------
   Total from investment operations                5.58      (0.50)    (18.52)     11.77          11.64          (7.47)
                                               --------   --------   --------   --------       --------       --------
Less distributions to shareholders from:
   Net investment income                           0.00       0.00       0.00       0.00          (0.04)          0.00
   Net realized gain on investments               (1.18)     (4.07)     (4.61)      0.00           0.00           0.00
                                               --------   --------   --------   --------       --------       --------
   Total distributions                            (1.18)     (4.07)     (4.61)      0.00          (0.04)          0.00
                                               --------   --------   --------   --------       --------       --------
Capital contribution                               0.00       0.00       0.00       0.01           0.01           0.00
                                               --------   --------   --------   --------       --------       --------
Net asset value, end of period                 $  40.05   $  35.65   $  40.22   $  63.35       $  51.57       $  39.96
                                               ========   ========   ========   ========       ========       ========
   Total return                                   16.11%     (2.54%)   (31.16%)    22.84%/(3)/    29.16%/(4)/   (15.75%)
                                               ========   ========   ========   ========       ========       ========
Ratios/Supplemental data:
Net assets (in millions), end of period        $1,957.2   $2,055.2   $2,692.3   $4,917.4       $5,863.1       $4,410.5
Ratio of total expenses to average net assets      1.34%      1.35%      1.37%      1.36%          1.31%          1.32%
Less: Ratio of interest expense to average net
 assets                                            0.00%     (0.02%)    (0.01%)    (0.03%)         0.00%          0.00%
                                               --------   --------   --------   --------       --------       --------
Ratio of operating expenses to average net
 assets                                            1.34%      1.33%      1.36%      1.33%          1.31%          1.32%
                                               ========   ========   ========   ========       ========       ========
Ratio of net investment income (loss) to
 average net assets                               (1.14%)    (1.16%)    (1.14%)    (1.09%)        (0.57%)         0.11%
Portfolio turnover rate                           27.95%      6.01%      4.33%      2.51%         15.64%         23.43%

--------
/(1)/Annualized
/(2)/Not annualized
/(3)/Had the Adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
/(4)/Had the Adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.
/(5)/Based on average shares outstanding.
/(6)/Benefit of expense reduction rounds to less than 0.01%.

Baron Funds
--------------------------------------------------------------------------------

Financial Highlights (continued)
--------------------------------------------------------------------------------

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

                                                          Six Months
                                                            Ended           --------------------------------
                                                        March 31, 2007         2006       2005       2004
                                                       --------------       --------   --------   --------
Net asset value, beginning of period                      $  47.23          $  45.96   $  38.92   $  32.65
                                                          --------          --------   --------   --------
Income from investment operations:
Net investment income (loss)                                 (0.14)/(3)/       (0.29)     (0.29)     (0.30)
Net realized and unrealized gain (loss) on investments        6.71              3.61       7.33       6.57
                                                          --------          --------   --------   --------
   Total from investment operations                           6.57              3.32       7.04       6.27
                                                          --------          --------   --------   --------
Less distributions to shareholders from:
   Net investment income                                      0.00              0.00       0.00       0.00
   Net realized gain on investments                          (2.54)            (2.05)      0.00       0.00
                                                          --------          --------   --------   --------
   Total distributions                                       (2.54)            (2.05)      0.00       0.00
                                                          --------          --------   --------   --------
Net asset value, end of period                            $  51.26          $  47.23   $  45.96   $  38.92
                                                          ========          ========   ========   ========
   Total return                                              14.09%/(2)/        7.36%     18.09%     19.20%
                                                          ========          ========   ========   ========
Ratios/Supplemental data:
Net assets (in millions), end of period                   $6,525.5          $5,315.8   $5,005.1   $3,135.6
Ratio of total expenses to average net assets                 1.31%/(1)(4)/     1.31%      1.31%      1.33%
Less: Ratio of interest expense to average net assets         0.00%/(1)/        0.00%      0.00%      0.00%
                                                          --------          --------   --------   --------
Ratio of operating expenses to average net assets             1.31%/(1)/        1.31%      1.31%      1.33%
                                                          ========          ========   ========   ========
Ratio of net investment income (loss) to average net
 assets                                                      (0.55%)/(1)/      (0.61%)    (0.73%)    (0.89%)
Portfolio turnover rate                                       9.32%/(2)/       21.27%     15.50%     27.15%

                                                        Year Ended September 30,
                                                       ---------------------------------------------------------
                                                          2003       2002      2001     2000     1999     1998
                                                       --------   --------   ------   ------   ------   -------
Net asset value, beginning of period                   $  26.96   $  27.18   $32.26   $29.06   $20.32   $ 24.89
                                                       --------   --------   ------   ------   ------   -------
Income from investment operations:
Net investment income (loss)                              (0.25)     (0.23)   (0.22)   (0.26)   (0.04)     0.06
Net realized and unrealized gain (loss) on investments     5.94       1.65    (1.67)    5.34     8.82     (4.56)
                                                       --------   --------   ------   ------   ------   -------
   Total from investment operations                        5.69       1.42    (1.89)    5.08     8.78     (4.50)
                                                       --------   --------   ------   ------   ------   -------
Less distributions to shareholders from:
   Net investment income                                   0.00       0.00     0.00     0.00    (0.04)    (0.02)
   Net realized gain on investments                        0.00      (1.64)   (3.19)   (1.88)    0.00     (0.05)
                                                       --------   --------   ------   ------   ------   -------
   Total distributions                                     0.00      (1.64)   (3.19)   (1.88)   (0.04)    (0.07)
                                                       --------   --------   ------   ------   ------   -------
Net asset value, end of period                         $  32.65   $  26.96   $27.18   $32.26   $29.06   $ 20.32
                                                       ========   ========   ======   ======   ======   =======
   Total return                                           21.11%      5.02%   (6.06%)  18.63%   43.21%   (18.11%)
                                                       ========   ========   ======   ======   ======   =======
Ratios/Supplemental data:
Net assets (in millions), end of period                $2,185.4   $1,030.3   $512.3   $533.4   $439.4   $ 315.6
Ratio of total expenses to average net assets              1.36%      1.35%    1.36%    1.36%    1.40%     1.43%
Less: Ratio of interest expense to average net assets      0.00%      0.00%    0.00%    0.00%   (0.03%)   (0.06%)
                                                       --------   --------   ------   ------   ------   -------
Ratio of operating expenses to average net assets          1.36%      1.35%    1.36%    1.36%    1.37%     1.37%
                                                       ========   ========   ======   ======   ======   =======
Ratio of net investment income (loss) to average net
 assets                                                   (1.11%)    (1.02%)  (0.79%)  (0.78%)  (0.20%)    0.21%
Portfolio turnover rate                                   32.63%     18.31%   34.94%   39.00%   53.36%    40.38%

--------
/(1)/Annualized
/(2)/Not annualized
/(3)/Based on average shares outstanding.
/(4)/Benefit of expense reduction rounds to less than 0.01%.


BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

                                                          Six Months
                                                            Ended           --------------------------------
                                                        March 31, 2007         2006       2005       2004
                                                       --------------       --------   --------   --------
Net asset value, beginning of period                      $  23.59          $  23.08   $  19.18   $  17.26
                                                          --------          --------   --------   --------
Income from investment operations:
Net investment loss                                          (0.07)/(3)/       (0.18)     (0.10)     (0.15)
Net realized and unrealized gain (loss) on investments        3.25              1.43       4.55       2.07
                                                          --------          --------   --------   --------
   Total from investment operations                           3.18              1.25       4.45       1.92
                                                          --------          --------   --------   --------
Less distributions to shareholders from:
   Net investment income                                      0.00              0.00       0.00       0.00
   Net realized gain on investments                          (3.06)            (0.74)     (0.55)      0.00
                                                          --------          --------   --------   --------
   Total distributions                                       (3.06)            (0.74)     (0.55)      0.00
                                                          --------          --------   --------   --------
Net asset value, end of period                            $  23.71          $  23.59   $  23.08   $  19.18
                                                          ========          ========   ========   ========
   Total return                                              14.07%/(2)/        5.52%     23.56%     11.12%
                                                          ========          ========   ========   ========
Ratios/Supplemental data:
Net assets (in millions), end of period                   $3,306.8          $2,921.7   $2,828.6   $1,782.1
Ratio of operating expenses to average net assets             1.31%/(1)(4)/     1.33%      1.33%      1.33%
Ratio of net investment loss to average net assets           (0.57%)/(1)/      (0.73%)    (0.48%)    (0.88%)
Portfolio turnover rate                                      19.44%/(2)/       39.99%     24.68%     32.92%

                                                        Year ended September 30,
                                                       --------------------------------------------------------
                                                          2003      2002     2001      2000     1999     1998
                                                       --------   ------   -------   ------   ------   -------
Net asset value, beginning of period                   $  13.73   $12.69   $ 16.05   $13.37   $ 8.61   $ 10.00
                                                       --------   ------   -------   ------   ------   -------
Income from investment operations:
Net investment loss                                       (0.11)   (0.14)    (0.11)   (0.16)   (0.10)    (0.02)
Net realized and unrealized gain (loss) on investments     4.02     1.18     (2.87)    2.84     4.86     (1.37)
                                                       --------   ------   -------   ------   ------   -------
   Total from investment operations                        3.91     1.04     (2.98)    2.68     4.76     (1.39)
                                                       --------   ------   -------   ------   ------   -------
Less distributions to shareholders from:
   Net investment income                                   0.00     0.00      0.00     0.00     0.00      0.00
   Net realized gain on investments                       (0.38)    0.00     (0.38)    0.00     0.00      0.00
                                                       --------   ------   -------   ------   ------   -------
   Total distributions                                    (0.38)    0.00     (0.38)    0.00     0.00      0.00
                                                       --------   ------   -------   ------   ------   -------
Net asset value, end of period                         $  17.26   $13.73   $ 12.69   $16.05   $13.37   $  8.61
                                                       ========   ======   =======   ======   ======   =======
   Total return                                           29.20%    8.20%   (18.83%)  20.04%   55.28%   (13.90%)
                                                       ========   ======   =======   ======   ======   =======
Ratios/Supplemental data:
Net assets (in millions), end of period                $1,210.5   $719.1   $ 585.9   $879.5   $715.7   $ 403.7
Ratio of operating expenses to average net assets          1.36%    1.36%     1.35%    1.33%    1.34%     1.39%
Ratio of net investment loss to average net assets        (0.87%)  (0.97%)   (0.68%)  (0.90%)  (0.99%)   (0.20%)
Portfolio turnover rate                                   30.29%   55.07%    55.77%   53.18%   42.69%    59.68%

--------
/(1)/Annualized
/(2)/Not annualized
/(3)/Based on average shares outstanding.
/(4)/Benefit of expense reduction rounds to less than 0.01%.

                                                                     Baron Funds
--------------------------------------------------------------------------------

Financial Highlights (continued)
--------------------------------------------------------------------------------

BARON iOPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

                             Six Months                                         For the year ended September 30,
                               Ended           --------------------------------------------------------------------------------
                           March 31, 2007         2006         2005         2004         2003          2002           2001
                           --------------      ------      ------       ------       ------       -------        -------
Net asset value,
 beginning of period           $10.05          $ 9.16      $ 7.58       $ 6.48       $ 3.63       $  4.09        $  8.76
                               ------          ------      ------       ------       ------       -------        -------
Income from investment
 operations:
Net investment income
 (loss)                         (0.04)/(6)/     (0.03)      (0.09)       (0.10)       (0.05)        (0.06)         (0.05)
Net realized and
 unrealized gain (loss)
 on investments                  1.48            0.92        1.66         1.18         2.89         (0.40)         (4.59)
                               ------          ------      ------       ------       ------       -------        -------
   Total from investment
    operations                   1.44            0.89        1.57         1.08         2.84         (0.46)         (4.64)
                               ------          ------      ------       ------       ------       -------        -------
Less distributions to
 shareholders from:
   Net investment income         0.00            0.00        0.00         0.00         0.00          0.00          (0.03)
   Net realized gain on
    investments                  0.00            0.00        0.00         0.00         0.00          0.00           0.00
                               ------          ------      ------       ------       ------       -------        -------
   Total distributions           0.00            0.00        0.00         0.00         0.00          0.00          (0.03)
                               ------          ------      ------       ------       ------       -------        -------
Redemption fees added to
 capital paid in                 0.00/(4)/       0.00/(4)/   0.01         0.02         0.01          0.00/(4)/      0.00/(4)/
                               ------          ------      ------       ------       ------       -------        -------
Net asset value, end of
 period                        $11.49          $10.05      $ 9.16       $ 7.58       $ 6.48       $  3.63        $  4.09
                               ======          ======      ======       ======       ======       =======        =======
   Total return                 14.33%/(2)/      9.72%      20.84%/(5)/  16.98%/(5)/  78.51%/(5)/  (11.25%)/(5)/  (53.14%)/(5)/
                               ======          ======      ======       ======       ======       =======        =======
Ratios/Supplemental data:
Net assets (in
 millions), end of period      $171.8          $145.4      $145.7       $133.9       $109.3       $  57.5        $  73.7
Ratio of operating
 expenses to average net
 assets                          1.42%/(1)(7)/   1.45%       1.52%        1.56%        1.67%         1.65%          1.55%
Less: Expense
 reimbursement by
 investment adviser              0.00%/(1)/      0.00%      (0.02%)      (0.06%)      (0.17%)       (0.15%)        (0.05%)
                               ------          ------      ------       ------       ------       -------        -------
Ratio of net expenses to
 average net assets              1.42%/(1)/      1.45%       1.50%        1.50%        1.50%         1.50%          1.50%
                               ======          ======      ======       ======       ======       =======        =======
Ratio of net investment
 income (loss) to
 average net assets             (0.76%)/(1)/    (0.26%)     (1.01%)      (1.25%)      (1.18%)       (1.20%)        (0.75%)
Portfolio turnover rate         13.53%/(2)/     67.25%      83.64%       86.35%       89.72%        96.41%        123.30%

                           --------
                               2000/(3)/
                           --------
Net asset value,
 beginning of period       $ 10.00
                           -------
Income from investment
 operations:
Net investment income
 (loss)                       0.03
Net realized and
 unrealized gain (loss)
 on investments              (1.28)
                           -------
   Total from investment
    operations               (1.25)
                           -------
Less distributions to
 shareholders from:
   Net investment income      0.00
   Net realized gain on
    investments               0.00
                           -------
   Total distributions        0.00
                           -------
Redemption fees added to
 capital paid in              0.01
                           -------
Net asset value, end of
 period                    $  8.76
                           =======
   Total return             (12.40%)/(2)(5)/
                           =======
Ratios/Supplemental data:
Net assets (in
 millions), end of period  $ 188.2
Ratio of operating
 expenses to average net
 assets                       1.53%/(1)/
Less: Expense
 reimbursement by
 investment adviser          (0.03%)/(1)/
                           -------
Ratio of net expenses to
 average net assets           1.50%/(1)/
                           =======
Ratio of net investment
 income (loss) to
 average net assets           0.46%/(1)/
Portfolio turnover rate      31.47%/(2)/

--------
/(1)/Annualized
/(2)/Not annualized
/(3)/For the period February 29, 2000 (Commencement of Operations) to September
     30, 2000.
/(4)/Less than $0.01 per share.
/(5)/The total returns would have been lower had certain expenses not been reduced during the periods shown.
/(6)/Based on average shares outstanding.
/(7)/Benefit of expense reduction rounds to less than 0.01%.


BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

                                                              Six Months                Year Ended September 30,
                                                                Ended           ------------------------------
                                                            March 31, 2007        2006        2005        2004/(3)/
                                                            --------------      -------   ------       --------
Net asset value, beginning of period                            $12.22          $ 11.56   $ 9.89        $10.00
                                                                ------          -------   ------        ------
Income from investment operations:
Net investment income (loss)                                      0.01/(5)/       (0.02)   (0.05)        (0.02)
Net realized and unrealized gain (loss) on investments            1.01             0.68     1.72         (0.09)
                                                                ------          -------   ------        ------
   Total from investment operations                               1.02             0.66     1.67         (0.11)
                                                                ------          -------   ------        ------
Less distributions to shareholders from:
   Net investment income                                          0.00             0.00     0.00          0.00
   Net realized gain on investments                               0.00             0.00     0.00          0.00
                                                                ------          -------   ------        ------
   Total distributions                                            0.00             0.00     0.00          0.00
                                                                ------          -------   ------        ------
Net asset value, end of period                                  $13.24          $ 12.22   $11.56        $ 9.89
                                                                ======          =======   ======        ======
   Total return                                                   8.35%/(2)/       5.71%   16.89%/(4)/   (1.10%)/(2)(4)/
                                                                ======          =======   ======        ======
Ratios/Supplemental data:
Net assets (in millions), end of period                         $127.4          $ 123.3   $ 96.5        $ 49.3
Ratio of operating expenses to average net assets                 1.36%/(1)(6)/    1.39%    1.49%         1.67%/(1)/
Less: Expense reimbursement by investment adviser                 0.00%/(1)/       0.00%   (0.09%)       (0.27%)/(1)/
                                                                ------          -------   ------        ------
Ratio of net expenses to average net assets                       1.36%/(1)/       1.39%    1.40%         1.40%/(1)/
                                                                ======          =======   ======        ======
Ratio of net investment income (loss) to average net assets       0.20%/(1)/      (0.16%)  (0.58%)       (0.79%)/(1)/
Portfolio turnover rate                                          11.73%/(2)/     105.77%   46.71%         7.58%/(2)/

--------
/(1)/Annualized.
/(2)/Not annualized
/(3)/For the period April 30, 2004 (Commencement of Operations) to September
    30, 2004.
/(4)/The total returns would have been lower had certain expenses not been reduced during the periods shown.
/(5)/Based on average shares outstanding.
/(6)/Benefit of expense reduction rounds to less than 0.01%.

Baron Funds
--------------------------------------------------------------------------------

Disclosure Regarding the Approval of the Investment Advisory Contracts for each of the series by the Board of Trustees
--------------------------------------------------------------------------------

The Board of Trustees (the "Board") of Baron Investment Funds Trust (the "Trust") met on May 15, 2007, to discuss the selection of BAMCO, Inc. as the adviser ("Adviser") and the approval of the advisory fee for each series of the Trust (a "Fund" or collectively, the "Funds"). The members of the Board who are not affiliated with the Funds' Adviser (the "Independent Trustees") met in separate session to discuss and consider the renewal of the advisory contracts for each Fund. An independent consultant provided reports to the Board and attended the May Board meeting. The Trustees received a substantial amount of information from the Adviser and from the consultant. Based on its evaluation of this and other information, the Board, including a majority of the Independent Trustees, approved the continuation of the advisory agreements for each Fund for an additional one year period.

In considering the advisory agreements and in reaching its determination, the Board reviewed and analyzed various factors that it deemed relevant, including the factors listed below.

1. Nature, Extent and Quality of Services

As part of their consideration of the services provided by the Adviser, the Independent Trustees relied on information received and knowledge gained throughout the year. The Board considered the Adviser's resources and the Board's confidence in the Adviser's senior personnel and portfolio management staff. The Board paid particular attention to the quality of the services provided by the Adviser and the nature of those services, including the extensive devotion to research efforts by the Adviser and the long-term approach to portfolio management. The Board also considered the level of performance of other services provided by the Adviser, including selection of broker/dealers for Fund portfolio transactions, relationships with and supervision of third-party service providers, including the Funds' custodian and transfer agent, the ability to monitor adherence to risk profiles, investment guidelines and restrictions. The Board also considered the support services provided to the Board and the legal and accounting services provided to the Funds. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Funds were appropriate and that the Funds were likely to continue to benefit from those services provided under the contracts with the Adviser.

2. Investment Performance of the Fund and the Adviser

The Board's analysis of the investment performance of the Funds took into account reports prepared by an independent consultant and data supplied by independent data service providers. Performance of the Funds was compared to performance of peer group funds managed by other advisers over comparable periods, as well as to the expenses of those other funds. The independent analysis considered total return and risk ratios of the Funds and of similar funds, and a comparison of annualized total return over one-, three-, five- and ten-year periods, where applicable, against expense group and performance universe averages. After considering all the information, the Board concluded that the Funds and their shareholders were benefiting from the Adviser's investment management of each of the Funds, although noted that past performance is no guarantee of future results.

3. Costs of Services Provided and Profits to be Realized by the Adviser

The Board examined the fees charged by the Adviser as compared to the fees charged by comparable funds, based on information provided by the Adviser and by the independent consultant. The information considered by the Board compared various fees and expenses, as well as total expense ratios, of the Funds against the same fees and expenses of other funds of similar size, character and investment strategies. Although the total expense ratios for the Funds were not the lowest, they were not the highest either. The Board noted that total expense ratios for the Funds had continued to decrease since the inception of the Funds.

The Board considered the Adviser's management fees for other pooled investment vehicles managed by the Adviser and other mutual fund accounts for which the Adviser serves as a sub-adviser. While the fees for the sub-advised accounts are lower than the fees for the Funds, the Adviser performs only portfolio management services for those accounts, and does not provide the many other services provided by the Adviser to the Funds. The Board discussed and considered those other services, which include accounting, oversight of service providers, legal, regulatory, risk management, and trustee support.

The Board also considered the costs of portfolio management, including the types of investments made for the Funds, the personnel and systems necessary to implement investment strategies, and the pre-tax profits realized by the Adviser and its affiliates from their relationship with the Funds. The Board also considered the financial condition of the Adviser and its affiliates.

The Board concluded that the management fee, as well as the total expenses paid by the Funds to the Adviser, were reasonable in light of the services provided and the performance of each of the Funds achieved by the Adviser over various time periods, and that the other expenses of the Funds were also reasonable.

                                                                     Baron Funds
--------------------------------------------------------------------------------

Disclosure Regarding the Approval of the Investment Advisory Contracts
(continued)
--------------------------------------------------------------------------------

4. Economies of Scale and Benefits to Investors

The Board considered the extent to which each Fund's management fee reflected economies of scale for the benefit of Fund shareholders. The Board considered that the Funds do not have breakpoint fees, except the large-cap Baron Fifth Avenue Growth Fund. The Board considered that the small- and mid-cap investment strategy required more attention by the Adviser than a strategy that involved other types of investing, particularly as the assets size increased in size. The Board considered other components of the services provided by the Adviser with respect to economies of scale achieved as asset sizes increase. The Board concluded that each Fund's management fee structure was reasonable with respect to economies achieved for the benefit of shareholders. The Board will continue to assess economies of scale.

After due consideration of the above enumerated factors, and additional factors, the Board, including a majority of the Independent Trustees, concluded that approval of the Funds' investment advisory agreements was in the best interests of the Funds and their shareholders.

[REGISTERED CASTLE LOGO]
    B A R O N
    F U N D S(r)



                                                                           MAR07

Item 2.  Code of Ethics.

         Not applicable at this time. This item is applicable to annual reports.

Item 3.  Audit Committee Financial Expert.

         Not applicable at this time. This item is applicable to annual reports.


Item 4.  Principal Accountant Fees and Services.

         Not applicable at this time. This item is applicable to annual reports.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable at this time. This item is applicable to annual reports.


Item 6.  Schedule of Investments.

         Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         NOT APPLICABLE.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

         PREVIOUSLY FILED.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a). Ex-99.COE

         Not applicable at this time. This item is applicable to annual reports.

     b). Ex-99.CERT

         Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INTVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: June 8, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chief Executive Officer

                                 Date: June 8, 2007



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: June 8, 2007


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.